UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31, 2006

Date of reporting period:	June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Columbia Funds Variable
Insurance Trust I

Semiannual Report
June 30, 2006

A description of the policies and procedures that the Funds use to determine how to vote proxies and a copy of the Funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-321-7854. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the Funds voted proxies relating to portfolio securities is also available from the funds' website.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the Columbia Funds Variable Insurance Trust I. This material must be preceded or accompanied by a current prospectus.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser to Columbia Funds, respectively. They and other affiliates of Bank of America provide services to Columbia Funds and receive fees for such services. Columbia Management Distributors, Inc. member of NASD, SIPC.

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds Variable Insurance Trusts are distributed by Columbia Management Distributors, Inc., Member NASD, SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Table of contents

Disclosure of Fund expenses and portfolio commentary

Columbia Marsico International Opportunities Fund, Variable Series (formerly Nations Marsico International Opportunities Portfolio)	3

Columbia Marsico Focused Equities Fund, Variable Series (formerly Nations Marsico Focused Equities Portfolio)	20

Columbia Marsico 21st Century Fund, Variable Series (formerly Nations Marsico 21st Century Portfolio)	36

Columbia Marsico Growth Fund, Variable Series (formerly Nations Marsico Growth Portfolio)	52

Columbia Marsico Mid Cap Growth Fund, Variable Series (formerly Nations Marsico MidCap Growth Portfolio)	68

Columbia High Yield Fund, Variable Series (formerly Nations High Yield Bond Portfolio)	83

Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts will come to pass. The views/opinions expressed are those of the portfolio managers (and analysts) of the affiliated advisors of Columbia Management, are subject to change without notice at any time, may not come to pass and may differ from views expressed by other Columbia Management associates or other divisions of Bank of America. These materials are provided for informational purposes only and should not be used or construed as a recommendation of any security or sector.

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Columbia Marsico International
Opportunities Fund, Variable Series

Shareholder expense example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value January 1, 2006	Ending account value June 30, 2006	Expenses paid during period* January 1, 2006 to June 30, 2006
Actual	$1,000.00	$1,067.24	$7.12
Hypothetical**	$1,000.00	$1,017.90	$6.95

*  Expenses are equal to the Fund's annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

Columbia Marsico International
Opportunities Fund, Variable Series

Portfolio management

James G. Gendelman has managed the Fund since August 2000.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For most recent month-end performance updates, please contact AIG SunAmerica Life Assurance Company at 800-445-SUN2. Performance numbers reflect all fund expenses but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which had charges, fees and expenses been considered, total returns would have been lower.

Performance

Average annual total returns as of 06/30/06

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico International Opportunities VS	6.72%	32.35%	12.82%	9.48%
MSCI EAFE Index	10.16%	26.56%	10.02%	5.61%

*Annualized Returns. Inception date is March 27, 1998.

MSCI EAFE since inception returns as of March 31, 1998.

Past performance does not guarantee future results. Current performance may be lower or higher than the performance shown here. For current month-end performance information contact your insurance company.

Summary

•  For the six-month period ended June 30, 2006, Columbia Marsico International Opportunities Fund, Variable Series returned 6.72%, without insurance charges. It underperformed its benchmark, the MSCI EAFE Index1, which returned 10.16% for the same period. The average return of Lipper Variable Underlying Funds International Core Category was 8.95%. All returns were measured in US dollars.

•  Stock selection among materials and banking stocks detracted from return relative to the benchmark. In the materials sector, BHP Billiton PLC, a leading mining and oil company, and Syngenta AG, a Swiss agrochemicals company, posted negative returns (1.0% and 3.5% of net assets, respectively). Among financial positions, ICICI Bank Ltd., Uniao de Bancos Brasilerios SA (0.8% and 1.0% of net assets, respectively) and Anglo Irish Bank Corp. also lost ground. We sold our position in Anglo Irish Bank Corp. during the period. The two weakest performers for the Fund were Japanese retailers, Seiyu Ltd. and Yamada Denki Co., Ltd. (0.9% and 1.5% of net assets, respectively). Currency fluctuations may at times affect the Fund's shorter-term investment results because its foreign holdings are denominated in foreign currencies whose value may rise or fall against the US dollar. Such fluctuations had an adverse affect on performance during the reporting period.

Industrial companies performed well for the fund, including Vallourec, a French manufacturer of carbon steel and low alloy tubes (2.5% of net assets); ABB Ltd, a Swiss power and

1The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

Columbia Marsico International Opportunities Fund, Variable Series (Continued)

automation company (2.5% of net assets); Canadian National Railway Co. and VINCI SA, a French construction contractor. We sold VINCI SA during the period. Other standouts for the fund included America Movil SA (2.9% of net assets), a Latin American mobile telecommunications provider, and certain financial companies, including UBS AG, a Swiss Bank (4.0% of net assets); CapitaLand Ltd, a Singapore-based real estate company (0.9% of net assets); and Hypo Real Estate Holding AG, in Germany (2.5% of net assets).

•  At the end of the period, the fund's largest positions were in the financials, consumer discretionary, industrials and materials sectors. The largest country allocations were in Japan, Switzerland, the United Kingdom, France and Germany. Country allocations are generally the result of bottom-up stock selection, not top-down investment strategy.

Columbia Funds

Columbia Marsico International Opportunities Fund, Variable Series

Investment portfolio  June 30, 2006 (unaudited)

Shares		Value
	Common stocks — 94.4%
	Consumer discretionary — 17.9%
	Auto components — 4.0%
79,334	Continental AG	$8,092,594
	Automobiles — 2.1%
81,200	Toyota Motor Corp.	4,248,283
	Hotels restaurants & leisure — 1.4%
1,504,878	Shangri-La Asia Ltd.	2,896,466
	Household durables — 0.5%
101,294	Gafisa SA(a)	1,103,716
	Leisure equipment & products — 1.8%
98,999	Sega Sammy Holdings, Inc.	3,661,701
	Media — 1.0%
74,291	JC Decaux SA	1,958,697
	Specialty retail — 4.5%
331,828	Carphone Warehouse Group PLC	1,944,711
501,500	Esprit Holdings Ltd.	4,113,718
30,200	Yamada Denki Co., Ltd.	3,073,379
		9,131,808
	Textiles, apparel & luxury goods — 2.6%
53,973	LVMH Moet Hennessy Louis Vuitton SA	5,356,882
		36,450,147
	Consumer staples — 8.9%
	Beverages — 3.0%
360,939	Diageo PLC	6,064,420
	Food & staples retailing — 3.8%
34,464	Metro AG	1,950,908
836,000	Seiyu Ltd.(a)	1,778,203
113,187	Shoppers Drug Mart Corp.	4,106,489
		7,835,600
	Household products — 2.1%
115,033	Reckitt Benckiser PLC	4,289,717
		18,189,737
	Energy — 6.5%
	Energy equipment & services — 1.0%
131,712	Acergy(a)	2,009,382
	Oil, gas & consumable fuels — 5.5%
344,622	BP PLC	4,001,559
24,947	CNOOC Ltd., ADR	2,005,240

Shares		Value
	Oil, gas & consumable fuels — (continued)
26,087	Petroleo Brasileiro SA, ADR	$2,329,830
165,946	Talisman Energy, Inc.	2,895,842
		11,232,471
		13,241,853
	Financials — 19.4%
	Capital markets — 5.4%
63,380	Man Group PLC	2,981,028
74,076	UBS AG, Registered Shares	8,101,724
		11,082,752
	Commercial banks — 7.8%
431,000	DBS Group Holdings Ltd.	4,921,689
45,719	Erste Bank der oesterreichischen Sparkassen AG	2,569,464
70,250	ICICI Bank Ltd., ADR	1,661,413
338	Mitsubishi UFJ Financial Group, Inc.	4,715,871
30,230	Uniao de Bancos Brasileiros SA, ADR	2,006,970
		15,875,407
	Consumer finance — 1.5%
65,700	Credit Saison Co., Ltd.	3,123,633
	Real estate management & development — 2.1%
661,000	CapitaLand Ltd.	1,885,076
94,000	Sumitomo Realty & Development Co., Ltd.	2,328,972
		4,214,048
	Thrifts & mortgage finance — 2.6%
85,702	Hypo Real Estate Holding AG	5,194,517
		39,490,357
	Health care — 7.3%
	Biotechnology — 1.0%
50,566	CSL Ltd.	2,026,388
	Pharmaceuticals — 6.3%
213,752	GlaxoSmithKline PLC	5,968,064
42,079	Roche Holding AG, Genusschein Shares	6,949,424
		12,917,488
		14,943,876
	Industrials — 12.5%
	Aerospace & defense — 1.9%
578,803	BAE Systems PLC	3,951,881
	Electrical equipment — 2.5%
395,482	ABB Ltd., Registered Shares	5,143,240
	Machinery — 3.9%
31,133	Fanuc Ltd.	2,809,698
4,318	Vallourec	5,191,185
		8,000,883

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia Marsico International Opportunities Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Shares		Value
	Road & rail — 2.0%
91,840	Canadian National Railway Co.	$4,018,000
	Trading companies & distributors — 2.2%
839,000	Marubeni Corp.	4,497,634
		25,611,638
	Information technology — 6.5%
	Communications equipment — 2.1%
131,555	Telefonaktiebolaget LM Ericsson, ADR	4,346,577
	Electronic equipment & instruments — 2.5%
31,600	Murata Manufacturing Co., Ltd.	2,064,343
155,000	Nippon Electric Glass Co., Ltd.	3,123,016
		5,187,359
	Semiconductors & semiconductor equipment — 1.9%
5,920	Samsung Electronics Co., Ltd.	3,778,016
		13,311,952
	Materials — 9.7%
	Chemicals — 5.8%
68,841	Lonza Group AG, Registered Shares	4,715,930
53,938	Syngenta AG	7,175,481
		11,891,411
	Construction materials — 2.9%
102,425	Cemex SA de CV, ADR COP	5,835,152
	Metals & mining — 1.0%
105,189	BHP Billiton PLC	2,059,119
		19,785,682
	Telecommunication services — 2.9%
	Wireless telecommunication services — 2.9%
180,175	America Movil SA de CV, ADR, Series L	5,992,621
	Utilities — 2.8%
	Multi-utilities — 2.8%
109,763	Veolia Environnement	5,665,116
	Total common stocks (Cost of $159,969,412)	192,682,979
	Investment company — 4.4%
8,988,919	SSgA Prime Money Market Fund	8,988,919
	Total investment company (cost of $8,988,919)	8,988,919

		Value
Total investments (Cost of $168,958,331)(b)	98.8%	$201,671,898
Other assets & liabilities, net	1.2%	2,399,809
Net assets	100.0%	$204,071,707

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $168,958,331.

The Fund was invested in the following countries at June 30, 2006:

Summary of Securities By Country	Value	% of Total Investments
Japan	$35,424,733	17.6%
Switzerland	32,085,799	15.9
United Kingdom	31,260,499	15.5
France	18,171,880	9.0
Germany	15,238,019	7.5
Mexico	11,827,773	5.9
Canada	11,020,331	5.4
United States*	8,988,919	4.4
Bermuda	7,010,184	3.5
Singapore	6,806,765	3.4
Brazil	5,440,516	2.7
Sweden	4,346,577	2.2
South Korea	3,778,016	1.9
Austria	2,569,464	1.3
Australia	2,026,388	1.0
Luxembourg	2,009,382	1.0
Hong Kong	2,005,240	1.0
India	1,661,413	0.8
	$201,671,898	100.0%

*  Includes Investment Company

Acronym	Name
ADR	American Depositary Receipt

COP	Certificates of Participation

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund, Variable Series

Statement of assets and liabilities  June 30, 2006 (unaudited)

Assets:
Investments, at cost	$168,958,331
Investments, at value	201,671,898
Cash	1,704,837
Foreign currency (cost of $83,497)	84,253
Receivable for:
Investments sold	1,310,338
Fund shares sold	922,125
Interest	32,983
Dividends	41,569
Foreign tax reclaims	136,818
Total assets	205,904,821
Liabilities:
Reimbursement due to investment advisor	11,929
Payable for:
Investments purchased	1,401,605
Fund shares repurchased	104,441
Investment advisory fee	122,359
Administration fee	33,649
Transfer agent fee	132
Pricing and bookkeeping fees	727
Trustees' fees	48,548
Custody fee	19,921
Distribution and service fees	37,904
Chief compliance officer expenses	1,142
Other liabilities	50,757
Total liabilities	1,833,114
Net assets	$204,071,707
Composition of net assets:
Paid-in capital	$149,557,754
Undistributed net investment income	1,225,973
Accumulated net realized gain	20,569,902
Net unrealized appreciation on:
Investments	32,713,567
Foreign currency translations	4,511
Net assets	$204,071,707
Shares outstanding	10,371,022
Net asset value per share	$19.68

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund, Variable Series

Statement of operations  For the six months ended June 30, 2006 (unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $188,321)	$1,498,171
Interest	118,234
Total investment income	1,616,405
Expenses:
Investment advisory fee	710,748
Administration fee	195,456
Transfer agent fee	731
Pricing and bookkeeping fees	1,904
Trustees' fees	8,172
Custodian fees	65,763
Legal and audit fee	16,231
Shareholder servicing and distribution fees	222,109
Printing expense	12,849
Chief compliance officer expenses (see Note 4)	2,331
Other expenses	5,600
Total expenses	1,241,894
Custody earning credit (see Note 4)	(5,650)
Net expenses	1,236,244
Net investment income	380,161
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	12,224,231
Foreign currency transactions	(7,896)
Net realized gain	12,216,335
Net change in unrealized appreciation (depreciation) on:
Investments	(2,248,087)
Foreign currency translations	7,888
Net change in unrealized appreciation (depreciation)	(2,240,199)
Net gain	9,976,136
Net increase in net assets from operations	$10,356,297

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$380,161	$1,008,159
Net realized gain on investments and foreign currency transactions	12,216,335	8,917,656
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,240,199)	15,847,819
Net increase from operations	10,356,297	25,773,634
Distributions declared to shareholders:
From net investment income	—	(122,725)
From net realized gains	—	(2,601,600)
Total distributions declared to shareholders	—	(2,724,325)
Share transactions:
Subscriptions	47,171,131	36,109,995
Distributions reinvested	—	2,724,325
Redemptions	(11,306,663)	(17,157,087)
Net increase	35,864,468	21,677,233
Total increase in net assets	46,220,765	44,726,542
Net assets:
Beginning of period	157,850,942	113,124,400
End of period	204,071,707	157,850,942
Undistributed net investment income at end of period	$1,225,973	$845,812
Changes in shares:
Subscriptions	2,387,147	2,285,625
Issued for distributions reinvested	—	164,413
Redemptions	(577,854)	(1,073,613)
Net increase	1,809,293	1,376,425

See Accompanying Notes to Financial Statements.

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Columbia Marsico International Opportunities Fund, Variable Series

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)		Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income		Distributions from net realized capital gains		Total dividends and distributions
Six months ended 06/30/2006 (unaudited)(b)	$18.44	$0.04		$1.20	$1.24	$—		$—		$—
Year ended 12/31/2005(b)	15.74	0.12		2.92	3.04	(0.02)		(0.32)		(0.34)
Year ended 12/31/2004(b)	13.56	0.08		2.17	2.25	(0.05)		(0.02)		(0.07)
Year ended 12/31/2003(b)	9.67	0.00	(f)	3.89	3.89	(0.00	)(f)	—		(0.00	)(f)
Year ended 12/31/2002(b)	10.44	0.02		(0.79)	(0.77)	(0.00	)(f)	—		(0.00	)(f)
Year ended 12/31/2001(b)	12.17	0.06		(1.77)	(1.71)	(0.02)		(0.00	)(f)	(0.02)

(a)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(c)  Not Annualized.

(d)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(e)  Annualized.

(f)  Amount represents less than $0.01 per share.

(g)  Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

(h)  The effect of interest expense on the operating expense ratio was less than 0.01%.

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund, Variable Series

Financial highlights (continued)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Six months ended 06/30/2006 (unaudited)(b)	$19.68	6.72	%(g)(c)	$204,072	1.39	%(d)(e)	0.43	%(e)	57	%(c)	1.39	%(d)(e)
Year ended 12/31/2005(b)	18.44	19.52		157,851	1.49	(d)	0.78		154		1.49	(d)
Year ended 12/31/2004(b)	15.74	16.59	(g)	113,124	1.50	(d)	0.53		130		1.57	(d)
Year ended 12/31/2003(b)	13.56	40.25		52,611	1.45	(d)	0.02		147		1.84	(d)
Year ended 12/31/2002(b)	9.67	(7.35)		14,819	1.25	(d)(h)	0.15		175		2.29	(d)
Year ended 12/31/2001(b)	10.44	(13.98)		11,330	1.25	(d)(h)	0.57		304		2 52	(d)

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements  June 30, 2006 (unaudited)

Note 1.  Organization

Columbia Marsico International Opportunities Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Delaware statutory trust on February 5, 1998 and commenced operations March 27, 1998. Effective May 1, 2006, Nations Marsico International Opportunities Portfolio was rebranded as Columbia Marsico International Opportunities Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Nations Separate Account Trust. The Fund is made available only to variable annuity and variable life separate accounts issued by participating life insurance companies.

Investment Goals: The Fund seeks long-term growth of capital.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, (including futures contracts and securities of certain investment companies,) traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts: The Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at that day's exchange rates by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as realized gains or as a reduction of the cost of the related investment. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid annually by the Fund. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status: The Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary Income*	$1,270,322
Long-Term Capital Gains	1,454,003

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$35,541,800
Unrealized depreciation	(2,828,233)
Net unrealized appreciation	$32,713,567

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.80% of the Fund's average daily net assets.

Sub-Advisory Fee:  Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.22% of the Fund's average daily net assets.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $17.00 per open account. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less then 0.01% of the Fund's average daily net assets.

Underwriting Discounts, Shareholder Servicing and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares.

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

The Trust has adopted a shareholder servicing and distribution plan (the "Servicing and Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Servicing and Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net asset value of the Fund.

Fees Paid to Officers and Trustees: All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of assets and liabilities and the expense is included in "Trustees' fees" on the Statement of operations.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses through April 30, 2007 to the extent that total expenses, excluding interest expense, exceed 1.50% annually of the average daily net assets of the Fund.

Note 5.  Portfolio Information

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $127,794,134 and $100,351,551, respectively.

Note 6.  Shares of Beneficial Interest

At June 30, 2006, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. As of June 30, 2006, the Fund had three shareholders that held 87.0% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street Bank and Trust Company ("State Street"). The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating fund. The Fund had no borrowings outstanding at June 30, 2006.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities: The Fund invests in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings:  On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors" now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation:  In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved,

Columbia Marsico International Opportunities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, several related putative class actions have been filed against Nations Funds Trust, Columbia Funds Series Trust (as successor to Nations Funds Trust), the Bank of America Corporation and certain of its affiliates, and others in various federal courts relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts at the Bank of America, N.A. in the Funds. These suits allege various claims including state law claims for breach of fiduciary duty, breach of contract, and unjust enrichment and violations of federal securities laws. Two of the suits have been dismissed because the Court did not have subject matter jurisdiction and Nations Funds Trust expects to file a motion to dismiss the remaining suits as well.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. The Mehta suit was dismissed on June 1, 2006. Subsequently, that dismissal was appealed to the United States Court of Appeals for the Fourth Circuit.

Columbia Marsico Focused
Equities Fund, Variable Series

Shareholder expense example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value January 1, 2006	Ending account value June 30, 2006	Expenses paid during period* January 1, 2006 to June 30, 2006
Actual	$1,000.00	$993.01	$5.04
Hypothetical**	$1,000.00	$1,019.74	$5.11

*  Expenses are equal to the Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

Columbia Marsico Focused
Equities Fund, Variable Series

Portfolio management

Thomas F. Marsico has managed the Fund since December 1997.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For most recent month-end performance updates, please contact AIG SunAmerica Life Assurance Company at 800-445-SUN2. Performance numbers reflect all fund expenses but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which had charges, fees and expenses been considered, total returns would have been lower.

Performance

Average annual total returns as of 06/30/06

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico Focused Equities VS	–0.70%	11.12%	5.47%	8.11%
S&P 500 Index	2.71%	8.63%	2.49%	3.34%

*Annualized Returns. Inception date is March 27, 1998.

Past performance does not guarantee future results. Current performance may be lower or higher than the performance shown here. For current month-end performance information contact your insurance company.

Summary

•  For the six-month period ended June 30, 2006, Columbia Marsico Focused Equities Fund, Variable Series returned negative 0.70%, without insurance charges. It underperformed its benchmark, the S&P 500 Index1, which returned 2.71% for the same period. The average return of the Lipper Variable Underlying Funds Large-Cap Core Category was 1.25%

•  Stock selection in health care detracted from the fund's return. Among the disappointments were health care services provider UnitedHealth Group, Inc. and biotech company Genentech, Inc., each of which experienced significant price declines (6.9% and 6.1% of net assets, respectively). We continue to maintain these positions, however, because we believe both companies may have compelling long-term growth potential. Having more exposure than the index to health care further hurt performance, as the sector turned in weak returns for the period. In addition, the fund gave up some potential positive return because of its modest exposure to the energy sector, which gained nearly 14% for the index during the period. Homebuilding and home improvement retailing positions were another disappointment, as Lennar Corp., Lowe's Companies, Inc. and Home Depot, Inc. declined in part due to a softening housing market and concerns about retail spending (1.9%, 3.8% and 1.4% of net assets, respectively).

1The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

The Fund normally invests in a core portfolio of 20 to 30 common stocks. By maintaining a relatively concentrated portfolio, the Fund may be subject to greater risk than a Fund that is more fully diversified.

The Fund may invest up to 25% of its assets in foreign securities. International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

Columbia Marsico Focused
Equities Fund, Variable Series (Continued)

The fund's emphasis on consumer services and diversified financials stocks had a positive impact on return, as did stock selection in both industries. Within consumer services, Las Vegas Sands Corp., Wynn Resorts Ltd. and Starbucks Corp. each posted strong gains during the period (3.1%, 3.1% and 2.2% of net assets, respectively). Within the diversified financials sector, Chicago Mercantile Exchange, Goldman Sachs Group, Inc. and UBS AG were also among the fund's strongest performers (2.0%, 4.5% and 4.6% of net assets, respectively). In addition, the fund benefited from its positions in Caterpillar, Inc. and FedEx Corp. in the industrials sector (3.9% and 5.1% of net assets, respectively). An emphasis on transportation stocks and a decision to underweight the software industry also aided return.

•  At the end of the period, the fund's primary sector allocations were in consumer discretionary, financials, industrials and health care. There was little or no exposure to materials, telecommunications services or utilities.

Columbia Funds

Columbia Marsico Focused Equities Fund, Variable Series

Investment portfolio  June 30, 2006 (unaudited)

Shares		Value
	Common stocks — 93.2%
	Consumer discretionary — 26.1%
	Automobiles — 2.5%
48,483	Toyota Motor Corp., ADR	$5,070,837
	Hotels restaurants & leisure — 13.3%
47,167	Four Seasons Hotels, Inc.	2,897,940
79,675	Las Vegas Sands Corp.(a)	6,203,495
165,317	MGM Mirage(a)	6,744,934
116,496	Starbucks Corp.(a)	4,398,889
83,676	Wynn Resorts Ltd.(a)	6,133,451
		26,378,709
	Household durables — 1.9%
84,626	Lennar Corp., Class A	3,754,856
	Media — 3.0%
179,727	Comcast Corp., Class A(a)	5,884,262
	Multiline retail — 0.2%
9,413	Target Corp.	460,013
	Specialty retail — 5.2%
80,923	Home Depot, Inc.	2,896,234
122,979	Lowe's Companies, Inc.	7,461,136
		10,357,370
		51,906,047
	Consumer staples — 4.2%
	Household products — 4.2%
148,807	Procter & Gamble Co.	8,273,669
	Energy — 6.4%
	Energy equipment & services — 6.4%
90,779	Halliburton Co.	6,736,710
91,930	Schlumberger Ltd.	5,985,562
		12,722,272
	Financials — 18.7%
	Capital markets — 12.0%
59,612	Goldman Sachs Group, Inc.	8,967,433
86,722	Lehman Brothers Holdings, Inc.	5,649,938
83,719	UBS AG, Registered Shares	9,183,975
		23,801,346
	Consumer finance — 2.8%
104,761	SLM Corp.	5,543,952
	Diversified financial services — 2.0%
8,076	Chicago Mercantile Exchange	3,966,528
	Insurance — 1.9%
110,723	Genworth Financial, Inc., Class A	3,857,589
		37,169,415
	Health care — 14.5%
	Biotechnology — 6.1%
147,746	Genentech, Inc.(a)	12,085,623

Shares		Value
	Health care equipment & supplies — 1.5%
52,272	Zimmer Holdings, Inc.(a)	$2,964,868
	Health care providers & services — 6.9%
308,798	UnitedHealth Group, Inc.	13,827,974
		28,878,465
	Industrials — 16.4%
	Air freight & logistics — 5.1%
86,055	FedEx Corp.	10,056,387
	Machinery — 5.3%
103,789	Caterpillar, Inc.	7,730,205
34,809	Deere & Co.	2,906,203
		10,636,408
	Road & rail — 6.0%
89,282	Burlington Northern Santa Fe Corp.	7,075,599
51,677	Union Pacific Corp.	4,803,894
		11,879,493
		32,572,288
	Information technology — 6.9%
	Communications equipment — 4.9%
241,492	Motorola, Inc.	4,866,064
118,851	QUALCOMM, Inc.	4,762,359
		9,628,423
	Semiconductors & semiconductor equipment — 2.0%
130,603	Texas Instruments, Inc.	3,955,965
		13,584,388
	Total common stocks (Cost of $136,398,178)	185,106,544
	Investment company — 3.5%
6,976,419	SSgA Prime Money Market Fund	6,976,419
	Total investment company (Cost of $6,976,419)	6,976,419

Total investments (Cost of $143,374,597)(b)	96.7%	192,082,963
Other assets & liabilities, net	3.3%	6,612,702
Net assets	100.0%	$198,695,665

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $143,374,597.

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia Marsico Focused Equities Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	26.1%
Financials	18.7
Industrials	16.4
Health Care	14.5
Information Technology	6.9
Energy	6.4
Consumer Staples	4.2
Investment Company	3.5
Other Assets & Liabilities, Net	3.3
100.0%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Fund, Variable Series

Statement of assets and liabilities  June 30, 2006 (unaudited)

Assets:
Investments, at cost	$143,374,597
Investments, at value	192,082,963
Cash	95,068
Receivable for:
Investments sold	7,988,171
Fund shares sold	861,767
Interest	18,079
Dividends	83,999
Foreign tax reclaims	46,982
Total assets	201,177,029
Liabilities:
Payable for:
Investments purchased	2,239,358
Fund shares repurchased	94
Investment advisory fee	117,207
Administration fee	36,430
Transfer agent fee	4,355
Pricing and bookkeeping fees	38
Trustees' fees	47,100
Custody fee	2,791
Chief compliance officer expenses	1,198
Other liabilities	32,793
Total liabilities	2,481,364
Net assets	$198,695,665
Composition of net assets:
Paid-in capital	$159,943,561
Net investment loss	(51,552)
Accumulated net realized loss	(9,904,723)
Net unrealized appreciation (depreciation) on:
Investments	48,708,366
Foreign currency translations	13
Net assets	$198,695,665
Shares outstanding	10,747,329
Net asset value per share	$18.49

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Fund, Variable Series

Statement of operations  For the six months ended June 30, 2006 (unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $38,653)	$885,130
Interest	106,329
Total investment income	991,459
Expenses:
Investment advisory fee	757,424
Administration fee	235,416
Shareholder servicing and distribution fees	255,887
Transfer agent fee	24
Pricing and bookkeeping fees	178
Trustees' fees	8,244
Custodian fees	6,167
Audit fee	17,669
Legal fee	9,116
Reports to shareholders	7,044
Chief compliance officer expenses (see Note 4)	2,491
Other expenses	3,702
Total expenses	1,303,362
Fees waived and expenses reimbursed by investment advisor and/or distributor (see Note 4)	(255,887)
Custody earning credit (see Note 4)	(4,464)
Net expenses	1,043,011
Net investment loss	(51,552)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	11,954,596
Foreign currency transactions	141
Net realized gain	11,954,737
Net change in unrealized appreciation (depreciation) on:
Investments	(13,177,733)
Foreign currency translations	13
Net change in unrealized appreciation (depreciation)	(13,177,720)
Net loss	(1,222,983)
Net decrease in net assets from operations	$(1,274,535)

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Fund, Variable Series

Statement of changes in net assets

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment loss	$(51,552)	$(198,137)
Net realized gain on investments and foreign currency transactions	11,954,737	12,012,613
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(13,177,720)	7,697,852
Net increase (decrease) from operations	(1,274,535)	19,512,328
Share transactions:
Subscriptions	8,740,093	17,673,476
Redemptions	(14,661,908)	(27,031,427)
Net decrease	(5,921,815)	(9,357,951)
Total increase (decrease) in net assets	(7,196,350)	10,154,377
Net assets:
Beginning of period	205,892,015	195,737,638
End of period	198,695,665	205,892,015
Net investment loss at end of period	$(51,552)	$—
Changes in shares:
Subscriptions	463,916	1,051,114
Redemptions	(774,208)	(1,585,353)
Net decrease	(310,292)	(534,239)

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Fund, Variable Series

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized capital gains
Six months ended 06/30/2006 (unaudited)(b)	$18.62	$(0.01)	$(0.12)	$(0.13)	$—	$—
Year ended 12/31/2005(b)	16.89	(0.02)	1.75	1.73	—	—
Year ended 12/31/2004(b)	15.16	(0.02)	1.75	1.73	—	—
Year ended 12/31/2003(b)	11.39	(0.04)	3.81	3.77	—	—
Year ended 12/31/2002(b)	13.42	(0.05)	(1.98)	(2.03)	—	—
Year ended 12/31/2001(b)	16.31	(0.01)	(2.88)	(2.89)	—	—

(a)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

(e)  Not Annualized.

(f)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Fund, Variable Series

Financial highlights (continued)

												Without waivers and/or expense reimbursements
	Total dividends and distributions	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Six months ended 06/30/2006 (unaudited)(b)	$—	$18.49	(0.70	)%(d)(e)	$198,696	1.02	%(c)(g)	(0.05	)%(g)	32	%(e)	1.27	%(c)(g)
Year ended 12/31/2005(b)	—	18.62	10.24	(d)	205,892	1.05	(c)	(0.10)		68		1.30	(c)
Year ended 12/31/2004(b)	—	16.89	11.41	(d)	195,738	1.09	(c)	(0.16)		99		1.34	(c)
Year ended 12/31/2003(b)	—	15.16	33.10		162,096	1.08	(c)	(0.29)		76		1.33	(c)
Year ended 12/31/2002(b)	—	11.39	(15.13)		101,516	1.09	(c)(f)	(0.41)		119		1.35	(c)
Year ended 12/31/2001(b)	—	13.42	(17.72)		116,739	1.10	(c)	(0.08)		128		1.38	(c)

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements  June 30, 2006 (unaudited)

Note 1.  Organization

Columbia Marsico Focused Equities Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Delaware statutory trust on February 5, 1998 and commenced operations March 27, 1998. Effective May 1, 2006, Nations Marsico Focused Equities Portfolio was rebranded as Columbia Marsico Focused Equities Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Nations Separate Account Trust. The Fund is made available only to variable annuity and variable life separate accounts issued by participating life insurance companies.

Investment Goals: The Fund seeks long-term growth of capital.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, (including futures contracts and securities of certain investment companies,) traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts: The Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at that day's exchange rates by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as realized gains or as a reduction of the cost of the related investment. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid annually by the Fund. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status: The Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary Income*	$—
Long-Term Capital Gains	—
Return of Capital	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$51,227,978
Unrealized depreciation	(2,519,612)
Net unrealized appreciation	$48,708,366

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee:  Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $17.00 per open account. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts, Shareholder Servicing and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares.

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

The Trust has adopted a shareholder servicing and distribution plan (the "Servicing and Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Servicing and Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net asset value of the Fund. The Distributor has voluntarily agreed to waive the shareholder servicing and distribution fees of the fund. There is no guarantee this waiver will continue.

Fees Paid to Officers and Trustees: All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of assets and liabilities and the expense is included in "Trustees' fees" on the Statement of operations.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 5.  Portfolio Information

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $63,411,360 and $83,066,640, respectively.

Note 6.  Shares of Beneficial Interest

At June 30, 2006, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. As of June 30, 2006, the Fund had three shareholders that held 98.2% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street Bank and Trust Company ("State Street"). The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The Fund had no borrowings outstanding at June 30, 2006.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities: The Fund invests in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Legal Proceedings:  On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors" now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation: In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, several related putative class actions have been filed against Nations Funds Trust, Columbia Funds Series Trust (as successor to Nations Funds Trust), the Bank of America Corporation and certain of its affiliates, and others in various federal courts relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts at the Bank of America, N.A. in the Funds. These suits allege various claims including state law claims for breach of fiduciary duty, breach

Columbia Marsico Focused Equities Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

of contract, and unjust enrichment and violations of federal securities laws. Two of the suits have been dismissed because the Court did not have subject matter jurisdiction and Nations Funds Trust expects to file a motion to dismiss the remaining suits as well.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. The Mehta suit was dismissed on June 1, 2006. Subsequently, that dismissal was appealed to the United States Court of Appeals for the Fourth Circuit.

Columbia Marsico 21st Century
Fund, Variable Series

Shareholder expense example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value January 1, 2006	Ending account value June 30, 2006	Expenses paid during period* January 1, 2006 to June 30, 2006
Actual	$1,000.00	$1,085.54	$5.69
Hypothetical**	$1,000.00	$1,019.34	$5.51

*  Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

Columbia Marsico 21st Century
Fund, Variable Series

Portfolio management

Corydon J. Gilchrist, CFA has managed the Fund since February 2003.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For most recent month-end performance updates, please contact AIG SunAmerica Life Assurance Company at 800-445-SUN2. Performance numbers reflect all fund expenses but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which had charges, fees and expenses been considered, total returns would have been lower.

Performance

Average annual total returns as of 06/30/06

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico 21st Century VS	8.56%	23.65%	13.21%	2.47%
Russell 3000 Index	3.23%	9.56%	3.53%	3.92%

*Annualized Returns. Inception date is March 27, 1998.

Past performance does not guarantee future results. Current performance may be lower or higher than the performance shown here. For current month-end performance information contact your insurance company.

Summary

•  For the six-month period ended June 30, 2006, Columbia Marsico 21st Century Fund, Variable Series returned 8.56%, without insurance charges. It outperformed its benchmark, the Russell 3000 Index1, which returned 3.23% for the same period. The average return of the Lipper Variable Underlying Funds Multi-Cap Growth Category was negative 0.68%.

The fund's focus on consumer services stocks was a key factor in its strong performance. Stock selection within this industry, as well as industrial, diversified financial and health care stocks, also contributed to the fund's solid return for the six-month period. The top contributors to performance included: hotel/casino operators Las Vegas Sands Corp. and Wynn Resorts Ltd. (3.9% and 2.6% of net assets, respectively); railroad operators Genesee & Wyoming, Inc. and Burlington Northern Santa Fe Corp. (2.7% and 3.1% of net assets, respectively); Caterpillar, Inc., which was subsequently sold at a profit; Chicago Mercantile Exchange and Jefferies Group, Inc. in the diversified financials industry (2.0% and 2.1% of net assets, respectively); and Amylin Pharmaceuticals, Inc. in the health care sector (4.8% of net asset).

•  The fund lost some ground as the result of individual disappointments in a variety of sectors. For example, health care services provider UnitedHealth Group, Inc., and real estate company St. Joe Co. posted losses for the fund (4.8% and 2.4% of net assets, respectively). Certain consumer-related positions also struggled, including Cheesecake Factory, Inc. a restaurant company, and luxury goods retailer Coach, Inc., (2.2% and 1.0% of net assets, respectively).

1The Russell 3000 is an unmanaged index that tracks the performance of 3,000 of the largest US companies, based on market capitalization. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

The Fund may invest without limit in foreign securities. International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

Columbia Marsico 21st Century
Fund, Variable Series (Continued)

The fund benefited from having only a few holdings in the information technology sector, which experienced weakness during the quarter. However, the fund's few holdings in this sector did detract from return. Both Apple Computer and QUALCOMM, Inc. posted losses during the period. We sold Apple but continued to hold QUALCOMM, Inc. (1.6% of net assets).

•  At the end of the period, the fund's primary sector allocations were in consumer discretionary, industrials, health care and financials. There was little or no exposure to utilities and materials stocks.

Columbia Funds

Columbia Marsico 21st Century Fund, Variable Series

Investment portfolio  June 30, 2006 (unaudited)

Shares		Value
	Common stocks — 92.1%
	Consumer discretionary — 21.3%
	Automobiles — 2.0%
4,784	Toyota Motor Corp., ADR	$500,359
	Hotels restaurants & leisure — 12.4%
20,263	Cheesecake Factory, Inc.(a)	546,088
1,805	Chipotle Mexican Grill, Inc., Class A(a)	110,015
12,513	Las Vegas Sands Corp.(a)	974,262
12,067	Station Casinos, Inc.	821,521
8,964	Wynn Resorts Ltd.(a)	657,061
		3,108,947
	Media — 3.8%
44,155	Cablevision Systems Corp., Class A	947,125
	Textiles, apparel & luxury goods — 3.1%
8,766	Coach, Inc.(a)	262,103
5,342	LVMH Moet Hennessy Louis Vuitton SA	530,200
		792,303
		5,348,734
	Consumer staples — 1.7%
	Food products — 1.7%
7,655	Hershey Co.	421,561
	Energy — 5.3%
	Energy equipment & services — 2.3%
8,725	Schlumberger Ltd.	568,085
	Oil, gas & consumable fuels — 3.0%
2,180	Aventine Renewable Energy Holdings, Inc.(a)	84,802
10,003	Peabody Energy Corp.	557,667
4,514	VeraSun Energy Corp.(a)	118,447
		760,916
		1,329,001
	Financials — 26.9%
	Capital markets — 8.2%
11,719	Crystal River Capital(b)(c)	292,975
17,712	Jefferies Group, Inc.	524,806
11,429	UBS AG, Registered Shares	1,249,995
		2,067,776
	Commercial banks — 4.5%
13,699	Banco Itau Holding Financeira SA, ADR	399,463
11,030	Wells Fargo & Co.	739,892
		1,139,355
	Diversified financial services — 2.0%
1,026	Chicago Mercantile Exchange	503,920

Shares		Value
	Insurance — 3.0%
21,449	Genworth Financial, Inc., Class A	$747,283
	Real estate investment trusts (REITs) — 4.5%
27,661	Government Properties Trust, Inc., REIT	262,503
28,677	KKR Financial Corp., REIT	596,768
839	ProLogis	43,729
4,591	Redwood Trust, Inc., REIT	224,179
		1,127,179
	Real estate management & development — 4.7%
22,510	CB Richard Ellis Group, Inc., Class A(a)	560,499
13,223	St. Joe Co.	615,399
		1,175,898
		6,761,411
	Health care — 17.6%
	Biotechnology — 9.7%
24,695	Amylin Pharmaceuticals, Inc.(a)	1,219,192
6,544	Genentech, Inc.(a)	535,299
11,443	Genzyme Corp.(a)	698,595
		2,453,086
	Health care providers & services — 4.8%
26,960	UnitedHealth Group, Inc.	1,207,269
	Life sciences tools & services — 0.8%
21,008	Diversa Corp.(a)	202,937
	Pharmaceuticals — 2.3%
3,442	Roche Holding AG, Genusschein Shares	568,453
		4,431,745
	Industrials — 17.7%
	Aerospace & defense — 2.6%
9,941	General Dynamics Corp.	650,738
	Air freight & logistics — 2.9%
6,315	FedEx Corp.	737,971
	Airlines — 1.1%
10,757	AMR Corp.(a)	273,443
	Machinery — 5.4%
14,255	American Railcar Industries, Inc.	471,983
10,536	Deere & Co.	879,651
		1,351,634

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia Marsico 21st Century Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Shares		Value
	Road & rail — 5.7%
9,846	Burlington Northern Santa Fe Corp.	$780,295
18,797	Genesee & Wyoming, Inc., Class A(a)	666,730
		1,447,025
		4,460,811
	Information technology — 1.6%
	Communications equipment — 1.6%
10,048	QUALCOMM, Inc.	402,623
	Total common stocks (Cost of $19,202,794)	23,155,886
	Investment company — 3.6%
912,212	SSgA Prime Money Market Fund	912,212
	Total investment company (Cost of $912,212)	912,212

Total investments (Cost of $20,115,006)(d)	95.7%	24,068,098
Other assets & liabilities, net	4.3%	1,077,497
Net assets	100.0%	$25,145,595

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 1.1% of net assets.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)  Cost for federal income tax purposes is $20,115,006.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	26.9%
Consumer Discretionary	21.3
Industrials	17.7
Health Care	17.6
Energy	5.3
Investment Company	3.6
Consumer Staples	1.7
Information Technology	1.6
Other Assets & Liabilities, Net	4.3
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund, Variable Series

Statement of assets and liabilities  June 30, 2006 (unaudited)

Assets:
Investments, at cost	$20,115,006
Investments, at value	24,068,098
Cash	1,520,816
Receivable for:
Investments sold	367,510
Fund shares sold	9,795
Interest	3,077
Dividends	15,003
Foreign tax reclaims	7,173
Expense reimbursement due from investment advisor	7,835
Total assets	25,999,307
Liabilities:
Payable for:
Investments purchased	699,092
Fund shares repurchased	59,249
Investment advisory fee	14,369
Administration fee	4,543
Trustees' fees	46,773
Audit fee	22,152
Custody fee	1,619
Chief compliance officer expenses	915
Other liabilities	5,000
Total liabilities	853,712
Net assets	$25,145,595
Composition of net assets:
Paid-in capital	$18,147,534
Undistributed net investment income	77,647
Accumulated net realized gain	2,967,043
Net unrealized appreciation on:
Investments	3,953,092
Foreign currency translations	279
Net assets	$25,145,595
Shares outstanding	2,064,091
Net asset value per share	$12.18

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund, Variable Series

Statement of operations  For the six months ended June 30, 2006 (unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $5,728)	$153,204
Interest	17,532
Total Investment income	170,736
Expenses:
Investment advisory fee	91,319
Administration fee	28,383
Shareholder servicing and distribution fees	30,851
Transfer agent fee	265
Pricing and bookkeeping fees	4,047
Trustees' fees	7,882
Custodian fees	8,792
Audit fee	17,394
Chief compliance officer expenses (see Note 4)	1,878
Other expenses	9,740
Total expenses	200,551
Fees and expenses waived or reimbursed by investment advisor and/or distributor (see Note 4)	(59,157)
Custody earning credit (see Note 4)	(5,650)
Net expenses	135,744
Net investment income	34,992
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	2,176,251
Foreign currency transactions	230
Net realized gain	2,176,481
Net change in unrealized appreciation (depreciation) on:
Investments	(255,364)
Foreign currency translations	344
Net change in unrealized appreciation (depreciation)	(255,020)
Net gain	1,921,461
Net increase in net assets from operations	$1,956,453

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income (loss)	$34,992	$(11,042)
Net realized gain on investments and foreign currency transactions	2,176,481	1,607,960
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(255,020)	250,577
Net increase from operations	1,956,453	1,847,495
Share transactions:
Subscriptions	2,960,935	5,920,777
Redemptions	(2,567,771)	(2,826,168)
Net Increase	393,164	3,094,609
Total increase in net assets	2,349,617	4,942,104
Net assets:
Beginning of period	22,795,978	17,853,874
End of period	25,145,595	22,795,978
Undistributed net investment income at end of period	$77,647	$42,655
Changes in shares:
Subscriptions	247,297	587,249
Redemptions	(215,205)	(272,593)
Net increase	32,092	314,656

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund, Variable Series

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized capital gains
Six months ended 06/30/2006 (unaudited)(b)	$11.22	$0.02	$0.94	$0.96	$—	$—
Year ended 12/31/2005(b)	10.40	(0.01)	0.83	0.82	—	—
Year ended 12/31/2004(b)	8.50	(0.01)	1.91	1.90	—	—
Year ended 12/31/2003(b)	5.71	(0.04)	2.83	2.79	—	—
Year ended 12/31/2002(b)	6.22	(0.02)	(0.49)	(0.51)	—	—
Year ended 12/31/2001(b)	8.47	(0.03)	(2.22)	(2.25)	—	—

(a)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b)  Per share net investment income (loss) has been calculated using the monthly average shares method.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

(e)  Not Annualized.

(f)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund, Variable Series

Financial highlights (continued)

												Without waivers and/or expense reimbursements
	Total dividends and distributions	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Six months ended 06/30/2006 (unaudited)(b)	$—	$12.18	8.56	%(d)(e)	$25,146	1.10	%(c)(g)	0.28	%(c)(g)	75	%(e)	1.58	%(c)(g)
Year ended 12/31/2005(b)	—	11.22	7.88	(d)	22,796	1.10	(c)	(0.05)		175		1.70	(c)
Year ended 12/31/2004(b)	—	10.40	22.35	(d)	17,854	1.10	(c)(f)	(0.11)		174		2.07	(c)
Year ended 12/31/2003(b)	—	8.50	48.86		10,914	1.09	(c)	(0.57)		206		2.06	(c)
Year ended 12/31/2002(b)	—	5.71	(8.20)		5,527	1.10	(c)	(0.36)		352		2.55	(c)
Year ended 12/31/2001(b)	—	6.22	(26.56)		4,825	1.07	(c)	(0.42)		373		3.45	(c)

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements  June 30, 2006 (unaudited)

Note 1.  Organization

Columbia Marsico 21st Century Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Delaware statutory trust on February 5, 1998 and commenced operations March 27, 1998. Effective May 1, 2006, Nations Marsico 21st Century Portfolio was rebranded as Columbia Marsico 21st Century Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Nations Separate Account Trust. The Fund is made available only to variable annuity and variable life separate accounts issued by participating life insurance companies.

Investment Goals: The Fund seeks long-term growth of capital.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, including futures contracts and securities of certain investment companies, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts: The Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at that day's exchange rates by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as realized gains or as a reduction of the cost of the related investment. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid annually by the Fund. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status: The Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary Income*	$—
Long-Term Capital Gains	—
Return of Capital	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$4,704,195
Unrealized depreciation	(751,103)
Net unrealized appreciation	$3,953,092

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $17.00 per open account. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts, Shareholder Servicing and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares.

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

The Trust has adopted a shareholder servicing and distribution plan (the "Servicing and Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Servicing and Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net asset value of the Fund. The Distributor has voluntarily agreed to waive the shareholder servicing and distribution fees of the Fund. There is no guarantee this waiver will continue.

Fees Paid to Officers and Trustees: All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of assets and liabilities and the expense is included in "Trustees' fees" on the Statement of operations.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia and/or the Distributor have contractually agreed to limit total operating expenses (excluding 12b-1 and shareholder servicing fees) to the annual rate of 1.10% of the Fund's average daily net assets through April 30, 2007. There is no guarantee that these limitations will continue after April 30, 2007.

Note 5.  Portfolio Information

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $17,817,191 and $19,415,481, respectively.

Note 6.  Shares of Beneficial Interest

At June 30, 2006, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. As of June 30, 2006, the Fund had three shareholder that held 98.3% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street Bank and Trust Company ("State Street"). The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The Fund had no borrowings outstanding at June 30, 2006.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities:  The Fund invests in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings:  On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors" now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation: In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved,

Columbia Marsico 21st Century Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, several related putative class actions have been filed against Nations Funds Trust, Columbia Funds Series Trust (as successor to Nations Funds Trust), the Bank of America Corporation and certain of its affiliates, and others in various federal courts relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts at the Bank of America, N.A. in the Funds. These suits allege various claims including state law claims for breach of fiduciary duty, breach of contract, and unjust enrichment and violations of federal securities laws. Two of the suits have been dismissed because the Court did not have subject matter jurisdiction and Nations Funds Trust expects to file a motion to dismiss the remaining suits as well.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. The Mehta suit was dismissed on June 1, 2006. Subsequently, that dismissal was appealed to the United States Court of Appeals for the Fourth Circuit.

Columbia Marsico Growth
Fund, Variable Series

Shareholder expense example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value January 1, 2006	Ending account value June 30, 2006	Expenses paid during period* January 1, 2006 to June 30, 2006
Actual	$1,000.00	$985.47	$5.07
Hypothetical**	$1,000.00	$1,019.69	$5.16

*  Expenses are equal to the Fund's annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

Columbia Marsico Growth
Fund, Variable Series

Portfolio management

Thomas F. Marsico has managed the Fund since December 1998.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For most recent month-end performance updates, please contact AIG SunAmerica Life Assurance Company at 800-445-SUN2. Performance numbers reflect all fund expenses but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which had charges, fees and expenses been considered, total returns would have been lower.

Performance

Average annual total returns as of 06/30/06

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico Growth VS	–1.45%	6.14%	4.12%	7.27%
S&P 500 Index	2.71%	8.63%	2.49%	3.34%

*Annualized Returns. Inception date is March 27, 1998.

Past performance does not guarantee future results. Current performance may be lower or higher than the performance shown here. For current month-end performance information contact your insurance company.

Summary

•  For the six-month period ended June 30, 2006, Columbia Marsico Growth Fund, Variable Series returned negative 1.45% without insurance charges. It underperformed its benchmark, the S&P 500 Index1, which returned 2.71% for the same period. The average return of the Lipper Variable Underlying Funds Large-Cap Core Category was 1.25%.

•  Stock selection in health care detracted from the fund's return. Among the disappointments were health care services provider UnitedHealth Group, Inc. and biotech company Genentech, Inc. each of which experienced significant price declines (7.0% and 4.3% of net assets, respectively). We continue to maintain these positions, however, because we believe both companies have compelling long-term growth potential. Having more exposure than the index to health care further hurt performance, as the sector turned in weak returns for the period. In addition, the fund gave up some potential positive return because of its modest exposure to the energy sector, which gained nearly 14% for the index during the period. Homebuilding and home improvement retailing positions were another disappointment, as Lennar Corp., Lowe's Companies, Inc. and Home Depot, Inc. declined in part due to a softening housing market and concerns about retail spending (0.9%, 2.4% and 1.0% of net assets, respectively).

The fund's emphasis on consumer services and diversified financials stocks had a positive impact on return, as did stock selection in both industries. Within consumer services, Las Vegas Sands Corp., Wynn Resorts Ltd. and

1The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

The Fund may invest up to 25% of its assets in foreign securities. International investing may involve special risks, including foreign taxation and potential confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

Columbia Marsico Growth
Fund, Variable Series (Continued)

Starbucks Corp. each posted strong gains during the period (1.8%, 1.3% and 1.2% of net assets, respectively). Within the diversified financials industry, Chicago Mercantile Exchange, Goldman Sachs Group, Inc. and UBS AG were also among the fund's strongest performers (2.0%, 2.7% and 3.2% of net assets, respectively). In addition, the fund benefited from its positions in Caterpillar, Inc. and FedEx Corp. in the industrials sector (2.5% and 3.6% of net assets, respectively). An emphasis on transportation stocks, which included railroad operators Union Pacific Corp. and Burlington Northern Santa Fe Corp., also aided return (2.0% and 2.7% of net assets, respectively).

•  At the end of the period, the fund's primary sector allocations were in consumer discretionary, financials, industrials and health care. There was little or no exposure to materials, telecommunications services or utilities.

Columbia Funds

Columbia Marsico Growth Fund, Variable Series

Investment portfolio  June 30, 2006 (unaudited)

Shares		Value
	Common stocks — 80.7%
	Consumer discretionary — 18.5%
	Hotels, restaurants & leisure — 8.8%
24,309	Four Seasons Hotels, Inc.	$1,493,545
49,393	Las Vegas Sands Corp.(a)	3,845,739
96,422	MGM Mirage(a)	3,934,018
70,617	Starbucks Corp.(a)	2,666,498
10,298	Station Casinos, Inc.	701,088
40,205	Wynn Resorts Ltd.(a)	2,947,026
73,378	Yum! Brands, Inc.	3,688,712
		19,276,626
	Household durables — 2.0%
40,254	KB Home	1,845,646
45,582	Lennar Corp., Class A	2,022,473
22,808	Toll Brothers, Inc.(a)	583,201
		4,451,320
	Media — 2.7%
178,828	Comcast Corp., Class A(a)	5,854,829
	Multiline retail — 1.6%
70,339	Target Corp.	3,437,467
	Specialty retail — 3.4%
65,641	Home Depot, Inc.	2,349,291
86,148	Lowe's Companies, Inc.	5,226,599
		7,575,890
		40,596,132
	Consumer staples — 5.6%
	Food & staples retailing — 1.2%
24,314	Wal-Mart Stores, Inc.	1,171,205
34,680	Walgreen Co.	1,555,051
		2,726,256
	Food products — 1.4%
74,953	Archer-Daniels-Midland Co.	3,094,060
	Household products — 3.0%
116,701	Procter & Gamble Co.	6,488,576
		12,308,892
	Energy — 5.1%
	Energy equipment & services — 3.6%
55,502	Halliburton Co.	4,118,803
57,761	Schlumberger Ltd.	3,760,819
		7,879,622
	Oil, gas & consumable Fuels — 1.5%
58,082	Peabody Energy Corp.	3,238,072
		11,117,694
	Financials — 14.2%
	Capital markets — 8.3%
39,119	Goldman Sachs Group, Inc.	5,884,671
82,850	Lehman Brothers Holdings, Inc.	5,397,677
63,328	UBS AG, Registered Shares	6,947,082
		18,229,430

Shares		Value
	Commercial banks — 0.8%
24,825	Wells Fargo & Co.	$1,665,261
	Consumer finance — 1.5%
61,981	SLM Corp.	3,280,035
	Diversified financial services — 2.0%
8,748	Chicago Mercantile Exchange	4,296,580
	Insurance — 0.8%
4,205	Genworth Financial, Inc., Class A	146,502
64,220	Progressive Corp.	1,651,096
		1,797,598
	Real estate management & development — 0.8%
29,444	CB Richard Ellis Group, Inc., Class A(a)	733,156
23,380	St. Joe Co.	1,088,105
		1,821,261
		31,090,165
	Health care — 14.0%
	Biotechnology — 6.5%
58,197	Amylin Pharmaceuticals, Inc.(a)	2,873,186
114,845	Genentech, Inc.(a)	9,394,321
33,264	Genzyme Corp.(a)	2,030,767
		14,298,274
	Health care providers & services — 7.5%
16,003	Quest Diagnostics, Inc.	958,900
342,398	UnitedHealth Group, Inc.	15,332,582
		16,291,482
		30,589,756
	Industrials — 16.2%
	Aerospace & defense — 4.4%
62,762	General Dynamics Corp.	4,108,400
37,498	Lockheed Martin Corp.	2,690,107
42,940	United Technologies Corp.	2,723,255
		9,521,762
	Air freight & logistics — 3.6%
67,081	FedEx Corp.	7,839,086
	Machinery — 3.5%
73,910	Caterpillar, Inc.	5,504,817
26,660	Deere & Co.	2,225,843
		7,730,660
	Road & rail — 4.7%
76,836	Burlington Northern Santa Fe Corp.	6,089,253
46,242	Union Pacific Corp.	4,298,656
		10,387,909
		35,479,417

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia Marsico Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Shares		Value
	Information technology — 5.2%
	Communications equipment — 4.3%
71,971	Cisco Systems, Inc.(a)	$1,405,593
186,391	Motorola, Inc.	3,755,779
103,427	QUALCOMM, Inc.	4,144,320
		9,305,692
	Computers & peripherals — 0.0%
4,500	Seagate Technology, Inc., Escrow Shares(a)(b)	45
	Semiconductors & semiconductor equipment — 0.9%
67,766	Texas Instruments, Inc.	2,052,632
		11,358,369
	Materials — 0.9%
	Chemicals — 0.2%
4,424	Air Products & Chemicals, Inc.	282,782
1,700	Monsanto Co.	143,123
		425,905
	Metals & mining — 0.7%
67,570	Companhia Vale do Rio Doce, ADR	1,624,383
		2,050,288
	Telecommunication services — 1.0%
	Wireless telecommunication services — 1.0%
69,260	America Movil SA de CV, ADR	2,303,588
	Total common stocks (Cost of $138,236,455)	176,894,301
	Investment company — 4.1%
9,051,904	SSgA Prime Money Market Fund	9,051,904
	Total investment company (Cost of $9,051,904)	9,051,904

Total investments (Cost of $147,288,359)(c)	84.8%	185,946,205
Other assets & liabilities, net	15.2%	33,278,010
Net assets	100.0%	$219,224,215

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $147,288,359.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Total Net Assets
Consumer Discretionary	18.5%
Industrials	16.2
Financials	14.2
Health Care	14.0
Consumer Staples	5.6
Information Technology	5.2
Energy	5.1
Telecommunication Services	1.0
Materials	0.9
Investment Company	4.1
Other Assets & Liabilities, Net	15.2
100.0%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Fund, Variable Series

Statement of assets and liabilities  June 30, 2006 (unaudited)

Assets:
Investments, at cost	$147,288,359
Investments, at value	185,946,205
Cash	34,854,037
Receivable for:
Investment sold	3,191,941
Fund shares sold	1,610,480
Interest	35,020
Dividends	66,229
Foreign tax reclaims	37,785
Total assets	225,741,697
Liabilities:
Payable for:
Investments purchased	6,170,443
Fund shares repurchased	60,603
Investment advisory fee	119,491
Administration fee	37,139
Transfer agent fee	138
Trustees' fees	70,747
Custody fee	5,502
Chief compliance officer expenses	1,146
Other liabilities	52,273
Total liabilities	6,517,482
Net assets	$219,224,215
Composition of net assets
Paid-in capital	$196,696,807
Net investment loss	(73,989)
Accumulated net realized loss	(16,056,456)
Net unrealized appreciation on:
Investments	38,657,846
Foreign currency translations	7
Net assets	$219,224,215
Shares outstanding	12,437,690
Net asset value per share	$17.63

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Fund, Variable Series

Statement of operations  For the six months ended June 30, 2006 (unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $25,735)	$741,956
Interest	108,568
Total investment income	850,524
Expenses:
Investment advisory fee	664,802
Administration fee	206,628
Shareholder servicing and distribution fees	225,065
Transfer agent fee	979
Pricing and bookkeeping fees	176
Trustees' fees	8,187
Custodian fees	93,065
Chief compliance officer expenses (see Note 4)	2,377
Other expenses	33,772
Total expenses	1,235,051
Fees waived and expenses reimbursed by advisor and/or distributor (see Note 4)	(225,065)
Custody earning credit (see Note 4)	(85,472)
Net expenses	924,514
Net Investment Loss	(73,990)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	8,378,938
Net realized gain	8,378,938
Net change in unrealized appreciation (depreciation) on:
Investments	(10,755,263)
Foreign currency translations	7
Net change in unrealized appreciation (depreciation)	(10,755,256)
Net loss	(2,376,318)
Net decrease in net assets from operations	$(2,450,308)

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2006	Year ended December 31, 2005
Operations:
Net investment loss	$(73,990)	$(246,250)
Net realized gain on investments	8,378,938	4,144,569
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(10,755,256)	8,101,841
Net increase (decrease) in net assets resulting from operations	(2,450,308)	12,000,160
Share transactions:
Subscriptions	60,327,782	25,121,606
Redemptions	(10,879,850)	(17,995,420)
Net increase from share transactions	49,447,932	7,126,186
Total increase in net assets	46,997,624	19,126,346
Net assets:
Beginning of period	172,226,591	153,100,245
End of period	219,224,215	172,226,591
Net investment income (loss) at end of period	$(73,989)	$1
Changes in shares:
Subscriptions	3,409,998	1,510,213
Redemptions	(601,859)	(1,074,175)
Net increase	2,808,139	436,038

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Fund, Variable Series

Financial highlights

For a single share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income		Distributions from net realized capital gains
Six months ended 06/30/2006 (unaudited)(b)	$17.89	$(0.01)	$(0.25)	$(0.26)	$—		$—
Year ended 12/31/2005(b)	16.65	(0.03)	1.27	1.24	—		—
Year ended 12/31/2004(b)	14.73	(0.02)	1.94	1.92	—		—
Year ended 12/31/2003(b)	11.28	(0.04)	3.49	3.45	—		—
Year ended 12/31/2002(b)	13.45	(0.05)	(2.12)	(2.17)	—		—
Year ended 12/31/2001(b)	16.33	(0.02)	(2.86)	(2.88)	(0.00	)(g)	—

(a)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(c)  Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

(d)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%

(e)  The effect of interest expense on the operating expense ratio was less than 0.01% .

(f)  Annualized.

(g)  Amount represents less than $0.01 per share.

(h)  Not Annualized

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Fund, Variable Series

Financial highlights (continued)

													Without waivers and/or expense reimbursements
	Total dividends and distributions		Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Six months ended 06/30/2006 (unaudited)(b)	$—		$17.63	(1.45	)%(c)(h)	$219,224	1.03	%(c)(d)(f)	(0.08	)%(f)	33	%(h)	1.28	%(c)(f)
Year ended 12/31/2005(b)	—		17.89	7.45	(c)	172,227	1.09	(d)	(0.15)		69		1.34	(d)
Year ended 12/31/2004(b)	—		16.65	13.03	(c)	153,100	1.12	(d)(e)	(0.11)		77		1.37	(d)
Year ended 12/31/2003(b)	—		14.73	30.59		95,596	1.13	(d)(e)	(0.34)		83		1.38	(d)
Year ended 12/31/2002(b)	—		11.28	(16.13)		56,948	1.14	(d)(e)	(0.40)		107		1.42	(d)
Year ended 12/31/2001(b)	(0.00	)(g)	13.45	(17.63)		72,550	1.10	(d)	(0.14)		113		1.43	(d)

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements  June 30, 2006 (unaudited)

Note 1.  Organization

Columbia Marsico Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Delaware statutory trust on February 5, 1998 and commenced operations March 27, 1998. Effective May 1, 2006, Nations Marsico Growth Portfolio was rebranded as Columbia Marsico Growth Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Nations Separate Account Trust. The Fund is made available only to variable annuity and variable life separate accounts issued by participating life insurance companies.

Investment Goals: The Fund seeks long-term growth of capital.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, including futures contracts and securities of certain investment companies, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts: The Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at that day's exchange rates by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as realized gains or as a reduction of the cost of the related investment. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid annually by the Fund. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status: The Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary Income*	$—
Long-Term Capital Gains	—
Return of Capital	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$42,292,557
Unrealized depreciation	(3,634,711)
Net unrealized appreciation	$38,657,846

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 Million	0.74%
$500 Million to $1 Billion	0.69%
$1 Billion to $1.5 Billion	0.64%
$1.5 Billion to $3 Billion	0.59%
$3 Billion to $6 Billion	0.57%
Over $6 Billion	0.55%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

Sub-Advisory Fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $17.00 per open account. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts, Shareholder Servicing and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares.

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

The Trust has adopted a shareholder servicing and distribution plan (the "Servicing and Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Servicing and Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net asset value of the Fund. The Distributor has voluntarily agreed to waive the shareholder servicing and distribution fees of the Fund. There is no guarantee this waiver will continue.

Fees Paid to Officers and Trustees: All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of assets and liabilities and the expense is included in "Trustees' fees" on the Statement of operations.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 5.  Portfolio Information

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $63,794,168 and $56,638,248, respectively.

Note 6.  Shares of Beneficial Interest

At June 30, 2006, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. As of June 30, 2006, the Fund had four shareholders that held 92.52% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street Bank and Trust Company ("State Street"). The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating fund. The Fund had no borrowings outstanding at June 30, 2006.

Note 8.  Disclosure of Significant Risks and Contingencies

Foreign Securities:  The Fund invests in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Legal Proceedings:  On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors" now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation: In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, several related putative class actions have been filed against Nations Funds Trust, Columbia Funds Series Trust (as successor to Nations Funds Trust), the Bank of America Corporation and certain of its affiliates, and others in various federal courts relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts at the

Columbia Marsico Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Bank of America, N.A. in the Funds. These suits allege various claims including state law claims for breach of fiduciary duty, breach of contract, and unjust enrichment and violations of federal securities laws. Two of the suits have been dismissed because the Court did not have subject matter jurisdiction and Nations Funds Trust expects to file a motion to dismiss the remaining suits as well.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. The Mehta suit was dismissed on June 1, 2006. Subsequently, that dismissal was appealed to the United States Court of Appeals for the Fourth Circuit.

Columbia Marsico Mid Cap
Growth Fund, Variable Series

Shareholder expense example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value January 1, 2006	Ending account value June 30, 2006	Expenses paid during period* January 1, 2006 to June 30, 2006
Actual	$1,000.00	$1,117.43	$5.25
Hypothetical**	$1,000.00	$1,019.84	$5.01

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

Columbia Marsico Mid Cap
Growth Fund, Variable Series

Portfolio management

Corydon J. Gilchrist, CFA has managed the Fund since November 2004.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For most recent month-end performance updates, please contact AIG SunAmerica Life Assurance Company at 800-445-SUN2. Performance numbers reflect all fund expenses but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which had charges, fees and expenses been considered, total returns would have been lower.

Performance

Average annual total returns as of 06/30/06

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia Marsico MidCap Growth VS	11.74%	23.33%	–0.12%	–0.95%
Russell Midcap Growth Index	2.56%	13.04%	4.76%	4.52%

*Annualized Returns. Inception date is May 1, 2001.

Past performance does not guarantee future results. Current performance may be lower or higher than the performance shown here. For current month-end performance information contact your insurance company.

Summary

•  For the six-month period ended June 30, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series returned 11.74% without insurance charges. The fund outperformed both its benchmark, the Russell Mid Cap Growth Index1, which returned 2.56% for the same period, and the average return of the Lipper Variable Underlying Funds Mid-Cap Growth Category, which was 2.77%.

The fund's focus on consumer services stocks was a key factor in its strong performance. Consumer services was the only industry within the index's consumer discretionary sector to post a positive return. Stock selection within this industry, as well as industrial, diversified financial and health care stocks, also contributed to the fund's solid performance during the six-month period. The top contributors to performance included: hotel/casino operators Las Vegas Sands Corp. and Wynn Resorts Ltd. (6.9% and 3.8% of net assets, respectively); freight services company Expeditors International of Washington, Inc. (2.8% of net assets); energy service and engineering company McDermott International, Inc. (4.5% of net assets); Chicago Mercantile Exchange and Jeffries Group, Inc. in the diversified financials industry (3.9% and 3.5% of net assets, respectively); and Amylin Pharmaceuticals, Inc. in the health care sector (6.5% of net assets).

•  The fund lost some ground as the result of individual disappointments in a variety of sectors. For example, real estate company St. Joe Co. and homebuilder Toll Brothers, Inc. posted losses for the Fund (2.1% and 1.1% of net assets, respectively). Certain consumer-related positions also struggled, including Cheesecake Factory, Inc., a restaurant

1The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The companies are included in the Russell 1000 Growth Index. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings. Since economic and market conditions change frequently, there can be no assurance that the trends described above will continue or that the forecasts will come to pass.

Because mid-sized companies often have narrower markets, limited financial resources and stocks that are not as actively traded as large company stocks, their share prices tend to be more volatile.

Columbia Marsico Mid Cap
Growth Fund, Variable Series (Continued)

company, and luxury goods retailer Coach, Inc. (2.8% and 1.9% of net assets, respectively).

The fund did well to largely avoid the information technology sector, which experienced weakness during the quarter. However, the fund had exposure to QUALCOMM, Inc., which registered a loss during the period (2.3% of net assets).

•  At the end of the period, the fund's primary sector allocations were in consumer discretionary, industrials, health care and financials. There was little or no exposure to utilities and materials stocks.

Columbia Funds

Columbia Marsico Mid Cap Growth Fund, Variable Series

Investment portfolio  June 30, 2006 (unaudited)

Shares		Value
	Common stocks — 91.6%
	Consumer discretionary — 27.2%
	Hotels, restaurants & leisure — 18.3%
67,788	Cheesecake Factory, Inc.(a)	$1,826,887
58,148	Las Vegas Sands Corp.(a)	4,527,403
46,034	Station Casinos, Inc.	3,133,995
34,120	Wynn Resorts Ltd.(a)	2,500,996
		11,989,281
	Household durables — 1.1%
28,012	Toll Brothers, Inc.(a)	716,267
	Media — 4.0%
123,028	Cablevision Systems Corp., Class A(a)	2,638,951
	Multiline retail — 1.9%
33,057	Nordstrom, Inc.	1,206,580
	Textiles, apparel & luxury goods — 1.9%
41,269	Coach, Inc.(a)	1,233,943
		17,785,022
	Energy — 3.5%
	Energy equipment & services — 1.3%
38,042	Dresser-Rand Group, Inc.(a)	893,226
	Oil, gas & consumable fuels — 2.2%
25,420	Peabody Energy Corp.	1,417,165
		2,310,391
	Financials — 17.3%
	Capital markets — 8.7%
36,316	Crystal River Capital(b)(c)	907,900
13,479	Franklin Resources, Inc.	1,170,112
29,681	Investors Financial Services Corp.	1,332,677
77,556	Jefferies Group, Inc.	2,297,984
		5,708,673
	Commercial banks — 2.6%
25,387	Uniao de Bancos Brasileiros SA, ADR	1,685,443
	Diversified financial services — 3.9%
5,169	Chicago Mercantile Exchange	2,538,754
	Real estate management & development — 2.1%
29,467	St. Joe Co.	1,371,394
		11,304,264
	Health care — 17.3%
	Biotechnology — 9.0%
86,676	Amylin Pharmaceuticals, Inc.(a)	4,279,194
26,774	Genzyme Corp.(a)	1,634,553
		5,913,747

Shares		Value
	Health care equipment & supplies — 1.9%
32,618	Kyphon, Inc.(a)	$1,251,227
	Health care providers & services — 6.4%
77,522	Humana, Inc.(a)	4,162,931
		11,327,905
	Industrials — 20.7%
	Aerospace & defense — 4.5%
20,749	Alliant Techsystems, Inc.(a)	1,584,186
22,518	Precision Castparts Corp.	1,345,676
		2,929,862
	Air freight & logistics — 2.8%
32,282	Expeditors International of Washington, Inc.	1,808,115
	Industrial conglomerates — 4.5%
64,817	McDermott International, Inc.(a)	2,947,206
	Machinery — 6.6%
14,513	Cummins, Inc.	1,774,214
48,419	Joy Global, Inc.	2,522,146
		4,296,360
	Road & rail — 2.3%
42,985	Genesee & Wyoming, Inc., Class A(a)	1,524,678
		13,506,221
	Information technology — 2.3%
	Communications equipment — 2.3%
36,880	QUALCOMM, Inc.	1,477,781
	Telecommunication services — 3.3%
	Wireless telecommunication services — 3.3%
45,589	Leap Wireless International, Inc.(a)	2,163,198
	Total common stocks (Cost of $47,637,123)	59,874,782
	Investment company — 4.1%
9,051,904	SSgA Prime Money Market Fund	2,683,254
	Total investment company (Cost of $2,683,254)	2,683,254

Total investments (Cost of $50,320,377)(d)	95.7%	62,558,036
Other assets & liabilities, net	4.3%	2,820,171
Net assets	100.0%	$65,378,207

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia Marsico Mid Cap Growth Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 1.4% of net assets.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)  Cost for federal income tax purposes is $50,320,377.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Total Net Assets
Consumer Discretionary	27.2%
Industrials	20.7
Financials	17.3
Health Care	17.3
Energy	3.5
Telecommunication Services	3.3
Information Technology	2.3
Investment Company	4.1
Other Assets & Liabilities, Net	4.3
100.0%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Columbia Marsico Mid Cap Growth Fund, Variable Series

Statement of assets and liabilities  June 30, 2006 (unaudited)

Assets:
Investments, at cost	$50,320,377
Investments, at value	62,558,036
Cash	2,968,084
Receivable for:
Interest	10,892
Dividends	2,942
Foreign tax reclaims	2,740
Total assets	65,542,694
Liabilities:
Reimbursement due to investment advisor	10,656
Payable for:
Fund shares repurchased	32,699
Investment advisory fee	33,358
Administration fee	11,813
Transfer agent fee	49
Trustees' fees	31,947
Audit fee	15,007
Custody fee	6,355
Reports to shareholders	12,963
Chief compliance officer expenses	982
Other liabilities	8,658
Total liabilities	164,487
Net assets	$65,378,207
Composition of net assets:
Paid-in capital	$47,739,092
Net investment loss	(115,184)
Accumulated net realized gain	5,516,640
Unrealized appreciation	12,237,659
Net assets	$65,378,207
Shares outstanding	7,385,810
Net asset value per share	$8.85

See Accompanying Notes to Financial Statements.

Columbia Marsico Mid Cap Growth Fund, Variable Series

Statement of operations  For the six months ended June 30, 2006 (unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $699)	$155,731
Interest	61,484
Total investment income	217,215
Expenses:
Investment advisory fee	216,060
Administration fee	76,452
Shareholder servicing and distribution fees	83,426
Transfer agent fee	345
Pricing and bookkeeping fees	747
Trustees' fees	6,990
Custodian fees	23,362
Chief compliance officer expenses (see Note 4)	2,019
Other expenses	27,020
Total expenses	436,421
Fees waived and expenses reimbursed by investment advisor and or distributor (see Note 4)	(85,953)
Custody earning credit (see Note 4)	(18,069)
Net expenses	332,399
Net investment loss	(115,184)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	2,618,919
Foreign currency transactions	(10)
Net realized gain on investments	2,618,909
Net change in unrealized appreciation (depreciation)	4,892,638
Net gain	7,511,547
Net increase in net assets from operations	$7,396,363

See Accompanying Notes to Financial Statements.

Columbia Marsico Mid Cap Growth Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2006	Year ended December 31, 2005
Operations:
Net investment loss	$(115,184)	$(76,052)
Net realized gain on investments and foreign currency transactions	2,618,909	2,974,813
Net change in unrealized appreciation (depreciation) on investments	4,892,638	543,912
Net increase from operations	7,396,363	3,442,673
Distributions declared to shareholders:
Distributions to shareholders from net realized gain on investment	—	(4,387,803)
Share transactions:
Subscriptions	667,762	5,266,557
Distributions reinvested	—	4,387,803
Redemptions	(6,641,901)	(3,986,614)
Net increase (decrease) from share transactions	(5,974,139)	5,667,746
Total increase in net assets	1,422,224	4,722,616
Net assets:
Beginning of period	63,955,983	59,233,367
End of period	$65,378,207	$63,955,983
Net investment loss at end of period	$(115,184)	$—
Changes in shares:
Subscriptions	76,860	683,575
Issued for distributions reinvested	—	581,937
Redemptions	(764,562)	(507,849)
Net increase (decrease)	(687,702)	757,663

See Accompanying Notes to Financial Statements.

Columbia Marsico Mid Cap Growth Fund, Variable Series

Financial highlights

For a single share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)		Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized capital gains
Six months ended 06/30/2006 (unaudited)(b)	$7.92	$(0.03	)(g)	$0.96	$0.93	$—	$—
Year ended 12/31/2005(b)	8.10	(0.01)		0.40	0.39	—	(0.57)
Year ended 12/31/2004(b)	7.10	(0.03)		1.03	1.00	—	—
Year ended 12/31/2003(b)	5.57	(0.03)		1.56	1.53	—	—
Year ended 12/31/2002(b)	8.44	(0.02)		(2.85)	(2.87)	—	—
Period ended 12/31/2001(b)(h)	10.00	(0.02)		(1.54)	(1.56)	—	—

(a)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(c)  Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

(d)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01% except for the periods ended June 30, 2006 and December 31, 2005, which had an impact of 0.05% and 0.04% respectively.

(e)  The effect of interest expense on the operating expense ratio was less than 0.01% .

(f)  Annualized.

(g)  Amount represents less than $0.01 per share.

(h)  The Fund commenced operations on May 1, 2001.

(i)  Not Annualized

See Accompanying Notes to Financial Statements.

Columbia Marsico Mid Cap Growth Fund, Variable Series

Financial highlights (continued)

												Without waivers and/or expense reimbursements
	Total dividends and distributions	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Six months ended 06/30/2006 (unaudited)(b)	$—	$8.85	11.74	%(c)(i)	$65,378	1.00	%(d)(f)	(0.35	)%(f)	32	%(i)	1.31	%(c)(d)(f)
Year ended 12/31/2005(b)	(0.57)	7.92	5.19	(c)	63,956	1.00	(d)	(0.13)		57		1.33	(d)
Year ended 12/31/2004(b)	—	8.10	14.08	(c)	59,233	1.00	(d)(e)	(0.49)		151		1.38	(d)
Year ended 12/31/2003(b)	—	7.10	27.47		38,540	1.00	(d)	(0.41)		56		1.48	(d)
Year ended 12/31/2002(b)	—	5.57	(34.00)		12,641	1.00	(d)	(0.38)		49		2.02	(d)
Period ended 12/31/2001(b)(h)	—	8.44	(15.60)		3,560	1.00	(d)(f)	(0.19	)(g)	20		5.73	(d)(f)

See Accompanying Notes to Financial Statements.

Columbia Marsico Mid Cap Growth Fund, Variable Series

Notes to financial statements  June 30, 2006 (unaudited)

Note 1.  Organization

Columbia Marsico Mid Cap Growth Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Delaware statutory trust on February 5, 1998 and commenced operations March 27, 1998. Effective May 1, 2006, Nations Marsico MidCap Growth Portfolio was rebranded as Columbia Marsico Mid Cap Growth Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Nations Separate Account Trust. The Fund is made available only to variable annuity and variable life separate accounts issued by participating life insurance companies.

Investment Goals: The Fund seeks long-term capital growth by investing primarily in equity securities.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, including futures contracts and securities of certain investment companies, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts: The Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Columbia Marsico Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at that day's exchange rates by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as realized gains or as a reduction of the cost of the related investment. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged directly to the Fund.

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid annually by the Fund. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status: The Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary Income*	$—
Long-Term Capital Gains	4,387,803
Return of Capital	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Marsico Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$13,920,198
Unrealized depreciation	(1,682,539)
Net unrealized appreciation	$12,237,659

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.65% of the Fund's average daily net assets.

Sub-Advisory Fee:  Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $17.00 per open account. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts, Shareholder Servicing and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares.

The Trust has adopted a shareholder servicing and distribution plan (the "Servicing and Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Servicing and Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net asset value of the Fund. The Distributor has voluntarily agreed to waive the shareholder servicing and distribution fees of the Fund. There is no guarantee this waiver will continue.

Fees Paid to Officers and Trustees: All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the

Columbia Marsico Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of assets and liabilities and the expense is included in "Trustees' fees" on the Statement of operations.

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia and/or the Distributor have contractually agreed to limit total operating expenses (excluding distribution (12b-1) and shareholder servicing fees) to the annual rate of 1.00% of the Fund's average daily net assets through April 30, 2007. There is no guarantee that these limitations will continue after April 30, 2007

Note 5.  Portfolio Information

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $20,040,447 and $28,500,054, respectively.

Note 6.  Shares of Beneficial Interest

At June 30, 2006, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. As of June 30, 2006, the Fund had two shareholder that held 94.6% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street Bank and Trust Company ("State Street"). The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The Fund had no borrowings outstanding at June 30, 2006.

Note 8.  Disclosure of Significant Risks and Contingencies

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors" now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual

Columbia Marsico Mid Cap Growth Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation:  In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, several related putative class actions have been filed against Nations Funds Trust, Columbia Funds Series Trust (as successor to Nations Funds Trust), the Bank of America Corporation and certain of its affiliates, and others in various federal courts relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts at the Bank of America, N.A. in the Funds. These suits allege various claims including state law claims for breach of fiduciary duty, breach of contract, and unjust enrichment and violations of federal securities laws. Two of the suits have been dismissed because the Court did not have subject matter jurisdiction and Nations Funds Trust expects to file a motion to dismiss the remaining suits as well.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. The Mehta suit was dismissed on June 1, 2006. Subsequently, that dismissal was appealed to the United States Court of Appeals for the Fourth Circuit.

Columbia High Yield
Fund, Variable Series

Shareholder expense example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value January 1, 2006	Ending account value June 30, 2006	Expenses paid during period* January 1, 2006 to June 30, 2006
Actual	$1,000.00	$1,024.25	$4.02
Hypothetical**	$1,000.00	$1,020.83	$4.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.80% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

Columbia High Yield
Fund, Variable Series

Portfolio management

J. Matthew Philo has managed the Fund since January 2006.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For most recent month-end performance updates, please contact AIG SunAmerica Life Assurance Company at 800-445-SUN2. Performance numbers reflect all fund expenses but do not include any insurance charges imposed by your insurance company's separate accounts. The performance shown also includes fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which had charges, fees and expenses been considered, total returns would have been lower.

Performance

Average Annual Total Returns as of 06/30/06

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia High Yield VS — A	2.43%	4.93%	9.97%	8.20%
Credit Suisse High Yield Index	3.49%	5.02%	9.66%	7.93%

*Annualized Returns. Class A inception date is July 7, 2000.

Credit Suisse High Yield Index since inception returns as of June 30, 2000.

Past performance does not guarantee future results. Current performance may be lower or higher than the performance shown here. For current month-end performance information contact your insurance company.

Summary

•  For the six-month period ended June 30, 2006, the class A shares of Columbia High Yield Fund, Variable Series returned 2.43%, without insurance charges. This compares with a 3.49% return for the Credit Suisse High Yield Index.1 The average return for the fund's peer group, the Lipper Variable Underlying Funds High Current Yield Category, was 2.39%. The fund underperformed its benchmark primarily due to its emphasis on higher quality issues, which suffered early in the period when lower quality names outperformed. However, the fund's return was generally in line with that of its peer group.

•  The fund's positive six-month return was largely driven by sector allocation. The airline, packaging and automotive sectors were the top performing sectors during the first quarter. The airline and automotive sectors continued to perform well during the second quarter, and the international cable sector rounded out the top performing sectors for that period. Individual securities that aided the fund's performance included debt issued by power producer Calpine Corp. (2.7% of net assets) and Millicom International Cellular SA, a global cellular operator (approximately 1.0% of net assets). Unfortunately, the fund's holdings in energy-related issues detracted from its return in the second quarter.

•  We continue to believe the high-yield sector is fairly valued. However, we do not believe that the additional yield offered by higher-risk issues is an adequate compensation for their higher risk. As a result, we have increased the fund's exposure to floating-rate bonds, which are less affected by changes in interest rates because their yields adjust periodically. We also continue to position the Fund defensively in terms of credit quality.

1The Credit Suisse High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. Unlike the funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

An investment in the Columbia High Yield Fund, Variable Series may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high yield securities or "junk" bonds offers the potential for higher current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Holdings are disclosed as of June 30, 2006, and are subject to change.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio  June 30, 2006 (unaudited)

Par		Value
	Corporate fixed-income bonds & notes — 90.0%
	Basic materials — 6.6%
	Chemicals — 3.2%
$1,100,000	Airgas, Inc. 9.125% 10/01/11	$1,152,250
	Chemtura Corp.
240,000	6.875% 06/01/16	231,600
790,000	9.875% 08/01/12	887,510
	EquiStar Chemicals LP
250,000	7.550% 02/15/26	237,500
785,000	10.125% 09/01/08	830,137
1,520,000	10.625% 05/01/11	1,634,000
	IMC Global, Inc.
90,000	10.875% 06/01/08	95,850
440,000	10.875% 08/01/13	492,800
300,000	11.250% 06/01/11	316,875
	Lyondell Chemical Co.
68,000	9.500% 12/15/08	69,870
410,000	10.500% 06/01/13	452,025
205,000	Millennium America, Inc. 7.625% 11/15/26	175,275
390,000	NOVA Chemicals Corp. 8.405% 11/15/13(a)	390,000
1,880,000	Terra Capital, Inc. 12.875% 10/15/08	2,131,450
		9,097,142
	Forest products & paper — 2.3%
160,000	Abitibi-Consolidated, Inc. 8.850% 08/01/30	137,200
95,000	Bowater Canada Finance 7.950% 11/15/11	90,369
	Bowater, Inc.
1,195,000	9.375% 12/15/21	1,168,112
10,000	9.500% 10/15/12	10,150
	Georgia-Pacific Corp.
130,000	7.250% 06/01/28	115,050
155,000	7.375% 12/01/25	143,375
280,000	7.750% 11/15/29	259,700
3,255,000	8.000% 01/15/24	3,092,250
585,000	8.875% 05/15/31	586,462
320,000	P.H. Glatfelter 7.125% 05/01/16(b)	318,759
375,000	Smurfit Capital Funding PLC Ltd. 7.500% 11/20/25	344,063
	Tembec Industries, Inc.
270,000	7.750% 03/15/12	137,700
40,000	8.500% 02/01/11	21,000
115,000	8.625% 06/30/09	62,100
		6,486,290
	Iron/steel — 1.1%
300,000	Allegheny Ludlum Corp. 6.950% 12/15/25	305,250
1,635,000	Allegheny Technologies, Inc. 8.375% 12/15/11	1,694,269

Par			Value
		Iron/steel — (continued)
	$245,000	UCAR Finance, Inc. 10.250% 02/15/12	$259,087
	770,000	United States Steel Corp. 9.750% 05/15/10	820,050
	180,000	United States Steel LLC 10.750% 08/01/08	193,500
			3,272,156
			18,855,588
		Communications — 18.2%
		Internet — 0.0%
	33,337	Globix Corp. PIK, 11.000% 05/01/08(b)	32,337
		Media — 8.5%
	1,546,648	CanWest Media, Inc. 8.000% 09/15/12	1,538,915
	120,000	Dex Media East LLC 12.125% 11/15/12	134,550
	1,640,000	Dex Media West LLC 9.875% 08/15/13	1,777,350
		DirecTV Holdings LLC
	330,000	6.375% 06/15/15	304,425
	1,776,000	8.375% 03/15/13	1,860,360
	1,105,000	EchoStar DBS Corp. 5.750% 10/01/08	1,080,137
	325,000	Houghton Mifflin Co. 7.200% 03/15/11	329,063
	3,325,000	Lamar Media Corp. 7.250% 01/01/13	3,275,125
	1,550,000	LIN Television Corp. 6.500% 05/15/13	1,414,375
	110,000	Medianews Group, Inc. 6.875% 10/01/13	100,788
	1,480,000	Morris Publishing Group LLC 7.000% 08/01/13	1,406,000
		Paxson Communications Corp.
	505,000	8.318% 01/15/12(a)(b)	508,787
	2,320,000	11.318% 01/15/13(a)(b)	2,320,000
	2,160,000	Quebecor Media, Inc. 7.750% 03/15/16(b)	2,151,900
		R.H. Donnelley Finance Corp.
	1,345,000	10.875% 12/15/12	1,481,181
	585,000	10.875% 12/15/12(b)	644,231
		Rogers Cable, Inc.
	750,000	6.250% 06/15/13	705,000
	1,590,000	7.875% 05/01/12	1,629,750
CAD	365,000	Shaw Communications, Inc. 7.500% 11/20/13	340,922
	$650,000	Sinclair Broadcast Group, Inc. 8.750% 12/15/11	677,625
	275,000	Sun Media Corp. 7.625% 02/15/13	276,375
	280,000	Ziff Davis Media, Inc. PIK 11.149% 05/01/12(a)	263,900
			24,220,759

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Telecommunication services — 9.7%
$590,000	American Towers, Inc. 7.250% 12/01/11	$601,063
770,000	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 06/15/13	814,275
103,096	Colo.Com, Inc. 13.875% 03/15/10(b)(d)(e)(f)(l)	—
	Dobson Cellular Systems, Inc.
80,000	8.375% 11/01/11	82,400
1,615,000	8.375% 11/01/11(b)	1,663,450
135,000	9.875% 11/01/12	141,919
945,000	GCI, Inc. 7.250% 02/15/14	914,287
460,000	Inmarsat Finance II PLC 11/15/12(g) (10.375% 11/15/08)	391,000
	Intelsat Bermuda, Ltd.
650,000	8.250% 01/15/13	645,125
515,000	11.250% 06/15/16(b)	527,875
81,000	Loral Cyberstar, Inc. 10.000% 07/15/06(e)(l)	—
	Lucent Technologies, Inc.
180,000	5.500% 11/15/08	174,600
5,440,000	6.450% 03/15/29	4,624,000
80,000	6.500% 01/15/28	67,000
355,000	7.250% 07/15/06	355,000
655,000	Millicom International Cellular SA 10.000% 12/01/13	722,138
1,775,000	Nextel Communications, Inc. 7.375% 08/01/15	1,808,469
1,105,000	Nortel Networks Ltd. 10.750% 07/15/16(b)	1,129,862
	PanAmSat Corp.
385,000	9.000% 08/15/14	392,700
730,000	9.000% 06/15/16(b)	733,650
140,000	Qwest Capital Funding, Inc. 7.750% 08/15/06	139,300
	Qwest Communications International, Inc.
1,395,000	7.250% 02/15/11	1,356,637
205,000	7.500% 11/01/08(d)	199,875
	Qwest Corp.
1,420,000	5.625% 11/15/08	1,391,600
350,000	6.950% 06/30/10(h)	350,000
2,885,000	7.200% 11/10/26	2,661,412
220,000	7.250% 09/15/25	206,250
2,305,000	8.875% 03/15/12	2,449,062
185,000	Rogers Cantel, Inc. 9.750% 06/01/16	214,138
	Rogers Wireless, Inc.
340,000	7.500% 03/15/15	344,250
940,000	8.000% 12/15/12	965,850
145,000	9.625% 05/01/11	159,681

Par		Value
	Telecommunication services — (continued)
$295,000	Telcordia Technologies 10.000% 03/15/13(b)	$249,275
290,000	Triton PCS, Inc. 8.500% 06/01/13	266,800
170,000	UbiquiTel Operating Co. 9.875% 03/01/11	185,513
715,000	US West Communications 8.875% 06/01/31	745,388
		27,673,844
		51,926,940
	Consumer cyclical — 11.1%
	Airlines — 0.7%
41,728	American Airlines, Inc. 7.377% 05/23/19	38,181
	Delta Air Lines, Inc.
1,105,000	8.300% 12/15/29(f)	320,450
30,000	9.750% 05/15/21(f)	8,625
110,000	10.000% 08/15/08(f)	28,600
320,000	10.375% 02/01/11(f)	80,800
175,000	10.375% 12/15/22(f)	49,000
	Northwest Airlines, Inc.
140,000	7.875% 03/15/08(f)	69,650
35,000	8.700% 03/15/07(f)	17,150
335,000	9.875% 03/15/07(f)	168,337
2,560,000	10.000% 02/01/09(f)	1,235,200
		2,015,993
	Apparel — 0.4%
1,135,000	Unifi, Inc. 11.500% 05/15/14(b)	1,098,113
	Auto parts & equipment — 1.5%
	Collins & Aikman Products Co.
135,000	10.750% 12/31/11(f)	41,850
620,000	12.875% 08/15/12(b)(f)	40,300
	Goodyear Tire & Rubber Co.
130,000	6.375% 03/15/08	124,800
225,000	6.625% 12/01/06	224,437
500,000	7.954% 04/30/10(a)(c)(d)(h)	501,565
55,000	8.500% 03/15/07	55,000
905,000	11.250% 03/01/11(b)	995,500
	Tenneco Automotive, Inc.
1,380,000	8.625% 11/15/14	1,380,000
120,000	10.250% 07/15/13	131,550
720,000	TRW Automotive, Inc. 9.375% 02/15/13	765,000
		4,260,002
	Entertainment — 1.4%
70,000	Isle of Capri Casinos, Inc. 9.000% 03/15/12	73,500
37,000	President Casinos 13.000% 09/15/49(d)(f)(l)	20,350
1,490,000	Speedway Motorsports, Inc. 6.750% 06/01/13	1,445,300

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Entertainment — (continued)
$895,000	Steinway Musical Instruments, Inc. 7.000% 03/01/14(b)	$859,200
66,912	United Artists Theatre Circuit, Inc. 9.300% 07/01/15(b)(c)(l)	65,574
1,645,000	Warner Music Group 7.375% 04/15/14	1,591,537
		4,055,461
	Leisure time — 0.6%
1,665,000	Royal Caribbean Cruises Ltd. 8.750% 02/02/11	1,787,794
	Lodging — 4.5%
	Caesars Entertainment, Inc.
685,000	7.875% 03/15/10	708,119
400,000	8.875% 09/15/08	419,500
935,000	9.375% 02/15/07	951,363
665,000	Chukchansi Economic Development Authority 8.000% 11/15/13(b)	669,988
1,075,000	Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12(b)	1,113,969
85,000	Gaylord Entertainment Co. 8.000% 11/15/13	85,000
505,000	Hilton Hotels Corp. 7.500% 12/15/17	515,124
245,000	ITT Corp. 7.375% 11/15/15	247,450
	Mandalay Resort Group
225,000	9.500% 08/01/08	238,219
45,000	10.250% 08/01/07	46,631
	MGM Mirage
1,850,000	6.000% 10/01/09	1,799,125
540,000	8.375% 02/01/11	558,900
1,005,000	8.500% 09/15/10	1,052,737
190,000	9.750% 06/01/07	195,463
235,000	Mohegan Tribal Gaming Authority 7.125% 08/15/14	229,125
630,000	MTR Gaming Group, Inc. 9.000% 06/01/12(b)	633,150
40,000	San Pasqual Casino 8.000% 09/15/13(b)	40,100
	Starwood Hotels & Resorts Worldwide, Inc.
255,000	7.375% 05/01/07	255,956
985,000	7.875% 05/01/12	1,024,400
2,265,000	Station Casinos, Inc. 6.875% 03/01/16	2,123,437
60,397	Trump Entertainment Resorts, Inc. 8.500% 06/01/15	58,132
		12,965,888

Par		Value
	Retail — 1.3%
$480,000	AmeriGas Partners LP 7.125% 05/20/16	$448,800
270,000	Harry & David Holdings, Inc. 9.000% 03/01/13	244,350
175,000	Jafra Cosmetics International, Inc./ Distribuidora Comerical Jaffra SA de CV 10.750% 05/15/11	189,000
651,000	Star Gas Partners LP/Star Gas Finance Co. 10.250% 02/15/13	670,530
	Toys R Us, Inc.
590,000	7.625% 08/01/11	482,325
1,814,000	8.750% 09/01/21	1,689,288
		3,724,293
	Textiles — 0.7%
1,840,000	INVISTA 9.250% 05/01/12(b)	1,909,000
		31,816,544
	Consumer non-cyclical — 10.6%
	Agriculture — 1.1%
	Reynolds American, Inc.
2,125,000	7.625% 06/01/16(b)	2,074,531
1,080,000	7.750% 06/01/18(b)	1,048,950
		3,123,481
	Beverages — 0.6%
	Constellation Brands, Inc.
575,000	8.000% 02/15/08	586,500
1,000,000	8.125% 01/15/12	1,032,500
		1,619,000
	Biotechnology — 0.3%
750,000	Bio-Rad Laboratories, Inc. 7.500% 08/15/13	750,000
	Commercial services — 1.8%
175,000	American Color Graphics, Inc. 10.000% 06/15/10	122,500
60,000	Cardtronics, Inc. 9.250% 08/15/13(b)	58,950
300,000	Chemed Corp. 8.750% 02/24/11	315,000
	Corrections Corp. of America
700,000	6.250% 03/15/13	662,375
1,870,000	7.500% 05/01/11	1,888,700
415,000	Dollar Financial Group, Inc. 9.750% 11/15/11	447,162
235,000	Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	216,200
325,000	Language Line Holdings, Inc. 11.125% 06/15/12	319,719
110,000	Phoenix Color Corp. 11.000% 02/01/09	103,950

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Commercial services — (continued)
$430,000	Protection One Alarm Monitoring 8.125% 01/15/09	$409,575
220,000	Rent-Way, Inc. 11.875% 06/15/10	226,600
170,000	Vertis, Inc. 9.750% 04/01/09	172,975
300,000	Vertrue, Inc. 9.250% 04/01/14	303,000
		5,246,706
	Food — 2.1%
	Chiquita Brands International, Inc.
1,210,000	7.500% 11/01/14	1,019,425
695,000	8.875% 12/01/15	616,813
795,000	Dean Foods Company 8.150% 08/01/07	806,925
1,335,000	Del Monte Corp. 6.750% 02/15/15	1,238,212
385,000	Pinnacle Foods Holding Corp. 8.250% 12/01/13	377,300
	Swift & Co.
785,000	10.125% 10/01/09	796,775
1,180,000	12.500% 01/01/10	1,174,100
		6,029,550
	Healthcare products — 0.3%
995,000	Hanger Orthopedic Group, Inc. 10.250% 06/01/14(b)	987,538
	Healthcare services — 2.7%
1,730,000	Ameripath, Inc. 10.500% 04/01/13	1,812,175
640,000	Extendicare Health Services, Inc. 6.875% 05/01/14	668,800
	Fisher Scientific International, Inc.
195,000	6.125% 07/01/15	188,175
1,725,000	6.750% 08/15/14	1,722,844
1,370,000	HCA, Inc. 8.360% 04/15/24	1,363,527
135,000	Skilled Healthcare Group 11.000% 01/15/14(b)	143,100
	Triad Hospitals, Inc.
775,000	7.000% 05/15/12	771,125
1,100,000	7.000% 11/15/13	1,067,000
		7,736,746
	Household products/ wares — 1.2%
455,000	ACCO Brands Corp. 7.625% 08/15/15(b)	422,581
555,000	Jarden Corp. 9.750% 05/01/12	568,875

Par		Value
	Household products/ wares — (continued)
$1,125,000	Scotts Co. 6.625% 11/15/13	$1,085,625
	Spectrum Brands, Inc.
10,000	7.375% 02/01/15	8,100
1,440,000	8.500% 10/01/13	1,231,200
		3,316,381
	Pharmaceuticals — 0.5%
735,000	Mylan Laboratories, Inc. 6.375% 08/15/15	701,006
	Warner Chilcott Corp.
404,315	Series B, 7.740% 01/18/12(a)(d)(h)	405,544
162,919	Series C, 7.860% 01/18/11(a)(d)(h)	163,415
75,264	Series D, 7.860% 01/18/12(a)(d)(h)	75,493
16,520	Warner Chilcott Dovobet Delay 7.630% 01/01/12	16,561
82,601	Warner Chilcott Dovonex Delayed Draw 7.569% 01/21/12	82,807
		1,444,826
		30,254,228
	Diversified — 0.2%
	Holding companies — 0.1%
295,000	Kansas City Southern Railway 9.500% 10/01/08	311,225
	Holding companies — diversified — 0.1%
327,000	ESI Tractebel Acquisition Corp. 7.990% 12/30/11	335,992
		647,217
	Energy — 15.1%
	Coal — 1.7%
1,800,000	Arch Western Finance LLC 6.750% 07/01/13	1,723,500
740,000	Massey Energy Co. 6.875% 12/15/13	686,350
	Peabody Energy Corp.
375,000	5.875% 04/15/16	344,063
2,305,000	6.875% 03/15/13	2,264,662
		5,018,575
	Oil & gas — 6.7%
55,000	Belden & Blake Corp. 8.750% 07/15/12	55,688
565,000	Chaparral Energy, Inc. 8.500% 12/01/15(b)	560,762
	Chesapeake Energy Corp.
1,565,000	6.375% 06/15/15	1,455,450
735,000	7.500% 09/15/13	735,000
550,000	7.750% 01/15/15	552,750
395,000	Compton Petroleum Corp. 7.625% 12/01/13	372,288

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Oil & gas — (continued)
$3,250,000	El Paso Production Holding Co. 7.750% 06/01/13	$3,282,500
172,000	Hilcorp Energy LP/Hilcorp Finance Co. 10.500% 09/01/10(b)	184,900
1,560,000	Mission Resources Corp. 9.875% 04/01/11	1,747,200
	Newfield Exploration Co.
1,800,000	6.625% 09/01/14	1,692,000
25,000	7.625% 03/01/11	25,563
325,000	Parker Drilling Co. 9.625% 10/01/13	352,625
615,000	Petroquest Energy, Inc. 10.375% 05/15/12	639,600
	Plains Exploration & Production Co.
1,395,000	7.125% 06/15/14	1,374,075
130,000	8.750% 07/01/12	135,525
	Pogo Producing Co.
595,000	6.625% 03/15/15	544,425
555,000	8.250% 04/15/11	570,262
1,555,000	Pride International, Inc. 7.375% 07/15/14	1,562,775
810,000	Stone Energy Corp. 8.250% 12/15/11	834,300
415,000	Tesoro Petroleum Corp. 6.625% 11/01/15(b)	393,212
235,000	Venoco, Inc. 8.750% 12/15/11	227,950
800,000	Vintage Petroleum, Inc. 8.250% 05/01/12	845,000
945,000	Whiting Petroleum Corp. 7.000% 02/01/14	897,750
		19,041,600
	Oil & gas services — 2.3%
175,000	Allis-Chalmers Energy, Inc. 9.000% 01/15/14(b)	175,875
185,000	Chesapeake Energy Corp. 6.875% 11/15/20	171,125
285,000	Exco Resources, Inc. 7.250% 01/15/11	272,175
350,000	Forest Oil Corp. 8.000% 06/15/08	357,000
1,755,000	Grant Prideco, Inc. 6.125% 08/15/15	1,614,600
550,000	Hilcorp Energy I LP/Hilcorp Finance Co. 9.000% 06/01/16(b)	554,125
875,000	Hornbeck Offshore Services, Inc. 6.125% 12/01/14	811,563
1,130,000	Mariner Energy, Inc. 7.500% 04/15/13(b)	1,076,325
1,430,000	PetroHawk Energy Corp. 9.125% 07/15/13(b)	1,417,487
250,000	Pogo Producing Co. 6.875% 10/01/17	229,375
		6,679,650

Par		Value
	Pipelines — 4.4%
	ANR Pipeline Co.
$165,000	7.375% 02/15/24	$167,063
25,000	8.875% 03/15/10	26,250
1,983,000	9.625% 11/01/21	2,295,322
330,000	Atlas Pipeline Partners LP 8.125% 12/15/15(b)	332,062
570,000	Colorado Interstate Gas Co. 6.800% 11/15/15	548,625
	El Paso Corp.
280,000	7.000% 05/15/11	275,100
105,000	7.800% 08/01/31	102,113
	El Paso Natural Gas Co.
2,220,000	7.500% 11/15/26	2,164,500
295,000	7.625% 08/01/10	300,531
115,000	8.375% 06/15/32	122,475
115,000	8.625% 01/15/22	124,200
860,000	MarkWest Energy Partners LP 6.875% 11/01/14	791,200
580,000	Markwest Energy Partners LP 8.500% 07/15/16(b)	570,430
	Northwest Pipeline Corp.
150,000	7.125% 12/01/25	151,500
230,000	8.125% 03/01/10	238,050
115,000	Pacific Energy Partners LP/ Pacific Energy Finance Corp. 7.125% 06/15/14	116,150
	Southern Natural Gas Co.
1,455,000	7.350% 02/15/31	1,376,794
345,000	8.000% 03/01/32	353,625
300,000	8.875% 03/15/10(b)	315,750
	Williams Companies, Inc.
415,000	6.375% 10/01/10(b)	405,662
1,660,000	8.125% 03/15/12(b)	1,726,400
		12,503,802
		43,243,627
	Financials — 8.4%
	Banks — 0.1%
355,000	Fremont General Corp. 7.875% 03/17/09	349,231
	Diversified financial services — 5.3%
250,000	Alamosa Delaware, Inc. 11.000% 07/31/10	274,504
1,830,000	American Real Estate Partners LP/American Real Estate Finance Corp. 7.125% 02/15/13	1,756,800
450,000	AMR Real Estate 8.125% 06/01/12	450,000
	Cedar Brakes LLC
113,911	8.500% 02/15/14(b)	121,600
252,233	9.875% 09/01/13(b)	279,348
955,000	E*Trade Financial Corp. 7.375% 09/15/13	955,000

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par			Value
		Diversified financial services — (continued)
		General Motors Acceptance Corp.
	$430,000	6.750% 12/01/14	$400,043
	3,230,000	6.875% 09/15/11	3,099,402
	4,160,000	8.000% 11/01/31	3,993,600
		LaBranche & Co., Inc.
	425,000	9.500% 05/15/09	451,562
	2,155,000	11.000% 05/15/12	2,359,725
	235,000	Rainbow National Services LLC 10.375% 09/01/14(b)	260,263
		Vanguard Health Holding Co. LLC
	655,000	10/01/15(g) (11.250% 10/01/09)	458,500
	155,000	9.000% 10/01/14	154,613
			15,014,960
		Insurance — 0.4%
	405,000	Crum & Forster Holdings Corp. 10.375% 06/15/13	415,125
		Fairfax Financial Holdings Ltd.
	105,000	7.375% 04/15/18	88,200
	200,000	7.750% 04/26/12	176,000
	260,000	7.750% 07/15/37	200,200
	40,000	8.250% 10/01/15	34,000
	15,000	8.300% 04/15/26	11,775
	245,000	First Mercury Financial Corp. 13.170% 08/15/12(a)(b)	252,861
CAD	65,000	Lindsey Morden Group, Inc. 7.000% 06/16/08	53,570
		Lumbermens Mutual Casualty
	$30,000	8.450% 12/01/97(b)(f)	150
	645,000	9.150% 07/01/26(b)(f)	3,225
			1,235,106
		Real estate — 1.2%
	279,000	CB Richard Ellis Services, Inc. Escrowed to Maturity 9.750% 05/15/10	297,832
		LNR Property Corp.
	719,037	Series B, 8.132% 02/03/08(a)(c)(d)(h)	718,814
	1,715,000	8.110% 7/12/11(a)(d)(h)	1,715,000
	675,692	Riley Mezzanine Corp. 10.380% 03/02/08(a)(d)(h)	681,605
			3,413,251
		Real estate investment trusts — 1.4%
		Crescent Real Estate Equities LP
	655,000	7.500% 09/15/07	659,912
	300,000	9.250% 04/15/09	312,750
	745,000	Host Marriott LP 6.375% 03/15/15	696,575
	1,430,000	Omega Healthcare Investors, Inc. 7.000% 04/01/14	1,351,350

Par			Value
		Real estate investment trusts — (continued)
	$1,106,000	Trustreet Properties, Inc. 7.500% 04/01/15	$1,089,410
			4,109,997
			24,122,545
		Industrials — 11.0%
		Aerospace & defense — 0.7%
		BE Aerospace, Inc.
	105,000	8.500% 10/01/10	110,513
	210,000	8.875% 05/01/11	217,350
		Sequa Corp.
	940,000	8.875% 04/01/08	977,600
	715,000	9.000% 08/01/09	752,537
			2,058,000
		Building materials — 1.1%
CAD	270,000	Ainsworth Lumber Co. Ltd. 9.068% 04/01/13(a)(b)	254,475
	$1,050,000	Ainsworth Lumber Co., Ltd. 7.250% 10/01/12	858,375
	290,000	Compression Polymers Corp. 11.440% 07/01/12(a)(b)	295,800
	1,035,000	Compression Polymers Holding Corp. 10.500% 07/01/13(b)	1,050,525
	420,000	Dayton Superior Corp. 10.750% 09/15/08	429,450
	54,000	Goodman Global Holding Co., Inc. 8.329% 06/15/12(a)	53,933
	230,000	Panolam Industries International, Inc. 10.750% 10/01/13(b)	223,100
			3,165,658
		Electronics — 0.0%
	105,000	Dresser, Inc. 9.375% 04/15/11	106,575
		Environmental control — 0.7%
	1,955,000	Geo Sub Corp. 11.000% 05/15/12	1,962,331
		Hand/machine tools — 0.1%
	165,000	Thermadyne Holdings Corp. 9.250% 02/01/14	143,963
		Machinery-diversified — 0.9%
	300,000	Cummins, Inc. 9.500% 12/01/10	319,069
	885,000	Manitowoc Co., Inc. 7.125% 11/01/13	862,875
	1,460,000	Westinghouse Air Brake Technologies Corp. 6.875% 07/31/13	1,423,500
			2,605,444

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Metal fabricate/hardware — 0.3%
$225,000	Metals USA, Inc. 11.125% 12/01/15(b)	$246,375
250,000	Mueller Group, Inc. 10.000% 05/01/12	269,375
440,000	Neenah Foundary Co. 11.000% 09/30/10(b)	479,600
		995,350
	Miscellaneous manufacturing — 1.0%
400,000	Amsted Industry 10.250% 10/15/11(b)	429,000
1,010,000	Clarke American Corp. 11.750% 12/15/13	1,040,300
1,310,000	Trinity Industries, Inc. 6.500% 03/15/14	1,278,888
		2,748,188
	Packaging & containers — 3.9%
2,760,000	Ball Corp. 6.875% 12/15/12	2,711,700
585,000	Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15(b)	573,300
660,000	Crown Cork PLC 7.000% 12/15/06	658,350
205,000	Graphic Packaging International Corp. 8.500% 08/15/11	205,512
400,000	Jefferson Smurfit Corp. 8.250% 10/01/12	370,000
	Owens-Brockway Glass Container, Inc.
730,000	8.250% 05/15/13	735,475
2,625,000	8.750% 11/15/12	2,723,437
720,000	8.875% 02/15/09	739,800
	Owens-Illinois, Inc.
425,000	7.350% 05/15/08	422,875
1,425,000	7.500% 05/15/10	1,389,375
175,000	7.800% 05/15/18	164,938
430,000	8.100% 05/15/07	432,150
		11,126,912
	Transportation — 2.2%
1,570,000	Offshore Logistics, Inc. 6.125% 06/15/13	1,452,250
1,165,000	Overseas Shipholding Group 8.250% 03/15/13	1,205,775
1,250,000	Stena AB 7.500% 11/01/13	1,214,062
2,210,000	Teekay Shipping Corp. 8.875% 07/15/11	2,314,975
155,000	TFM SA de CV 12.500% 06/15/12	165,850
		6,352,912

Par		Value
	Trucking & leasing — 0.1%
$265,000	Interpool, Inc. 6.000% 09/01/14	$241,481
		31,506,814
	Technology — 2.9%
	Computers — 1.8%
	Sungard Data Systems, Inc.
330,000	3.750% 01/15/09	306,075
795,000	4.875% 01/15/14	695,625
544,500	7.660% 12/13/12(c)	545,818
2,635,000	9.125% 08/15/13(b)	2,753,575
630,000	10.250% 08/15/15(b)	653,625
		4,954,718
	Semiconductors — 0.6%
15,000	Amkor Technology, Inc. 7.125% 03/15/11	13,575
1,340,000	Freescale Semiconductor, Inc. 6.875% 07/15/11	1,343,350
	MagnaChip Semiconductor SA/ MagnaChip Semiconductor Finance Co.
260,000	8.000% 12/15/14	215,800
185,000	8.579% 12/15/11(a)	175,750
		1,748,475
	Software — 0.5%
1,190,000	SS&C Technologies, Inc. 11.750% 12/01/13(b)	1,231,650
200,000	UGS Corp. 10.000% 06/01/12	215,500
		1,447,150
		8,150,343
	Utilities — 5.9%
	Electric — 5.9%
	AES Corp.
2,140,000	7.750% 03/01/14	2,150,700
1,095,000	9.000% 05/15/15(b)	1,177,125
	AES Eastern Energy LP
243,549	9.000% 01/02/17	265,468
150,000	9.670% 01/02/29	178,500
	Calpine Corp.
6,049,000	8.500% 07/15/10(b)(f)	5,670,938
150,000	9.875% 12/01/11(b)(f)	139,500
	CMS Energy Corp.
300,000	6.875% 12/15/15	283,500
190,000	8.500% 04/15/11	198,075
455,000	9.875% 10/15/07	473,200
370,000	DPL, Inc. 8.250% 03/01/07	375,378
930,000	Edison Mission Energy 7.730% 06/15/09	939,300
267,000	Mirant Mid Atlantic LLC 8.625% 06/30/12	279,682
400,000	MSW Energy Holdings II LLC 7.375% 09/01/10	401,500
	Nevada Power Co.
775,000	5.875% 01/15/15	727,942
200,000	6.500% 04/15/12	197,676

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par			Value
		Electric — (continued)
		NRG Energy, Inc.
	$535,000	7.250% 02/01/14	$522,294
	910,000	7.375% 02/01/16	888,388
	690,000	PSEG Energy Holdings LLC 8.625% 02/15/08	707,250
		TECO Energy, Inc.
	675,000	6.750% 05/01/15	661,500
	595,000	7.000% 05/01/12	592,025
			16,829,941
		Total corporate fixed-income bonds & notes (Cost of $265,101,944)	257,353,787
		Convertible bonds — 1.8%
		Communications — 1.4%
		Internet — 0.0%
	296,350	At Home Corp. 4.750% 12/15/06(f)(i)(l)	30
	120,000	RiverStone Networks, Inc. 3.750% 12/01/06(b)(i)	116,400
			116,430
		Media — 0.1%
EUR	265,000	UnitedGlobalCom, Inc. 1.750% 04/15/24(b)	311,832
		Telecommunication services — 1.3%
	$520,000	Ciena Corp. 3.750% 02/01/08	497,250
	280,000	Lucent Technologies, Inc. 8.000% 08/01/31	280,700
	2,940,000	Nortel Networks Corp. 4.250% 09/01/08	2,770,950
			3,548,900
			3,977,162
		Consumer cyclical — 0.0%
		Airlines — 0.0%
	155,000	Delta Air Lines, Inc. 8.000% 06/03/23(b)(f)	43,013
		Consumer non-cyclical — 0.2%
		Health care services — 0.2%
	535,000	Laboratory Corp. of America Holdings (j) 09/11/21	450,737
	255,000	Lincare Holdings, Inc. 3.000% 06/15/33(b)	248,307
			699,044
		Financials — 0.1%
		Insurance — 0.1%
	210,000	Conseco, Inc. 3.500% 09/30/35(b)	223,125

Par		Value
	Technology — 0.1%
	Semiconductors — 0.1%
$345,000	LSI Logic Corp. 4.000% 11/01/06	$341,550
	Total convertible bonds (Cost of $5,267,307)	5,283,894
Shares
	Preferred stocks — 0.5%
	Communications — 0.0%
	Media — 0.0%
25	Ziff Davis Holdings, Inc.(b)(c)	3,750
	Telecommunication services — 0.0%
113	Loral Skynet Corp.(b)	22,374
		26,124
	Financials — 0.3%
	Real estate investment trusts — 0.3%
675,000	Sovereign Real Estate Investment Corp.	928,125
	Technology — 0.2%
	Software — 0.2%
21,300	Quadramed Corp.(b)(c)(d)	372,750
	Total preferred stocks (Cost of $1,428,300)	1,326,999
	Common stocks — 0.4%
	Communications — 0.3%
	Internet — 0.2%
61,158	Globix Corp.(c)(k)	303,955
9,378	Globix Corp.(b)(c)	46,609
		350,564
	Media — 0.1%
6,600	Haights Cross Communications, Inc.(b)(c)(d)	290,400
	Telecommunication services — 0.0%
1,148	Loral Space & Communications Ltd.(k)	32,557
1,774	Remote Dynamics, Inc. (k)	266
		32,823
		673,787
	Industrials — 0.0%
	Industrial conglomerates — 0.0%
3,600	Ainsworth Lumber Co. Ltd.	72,723
	Technology — 0.0%
	Software — 0.0%
47,600	Quadramed Corp.(b)(c)	92,820

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Shares		Value
	Utilities — 0.1%
	Gas utilities — 0.1%
62,399	Star Gas Partners LP	$167,229
	Total common stocks (cost of $597,595)	1,006,559
Units
	Warrants(k) — 0.0%
	Communications — 0.0%
	Telecommunication services — 0.0%
125	Colo.Com, Inc. Expires 03/15/10(d)(e)(l)	—
50	UbiquiTel, Inc. Expires 04/15/10(b)(c)(e)	1
		1
	Media — 0.0%
10	Haights Cross Communications, Inc. Expires 12/10/11(b)(c)(e)(l)	—
6,625	Haights Cross Communications, Inc. Preferred Warrants, Expires 12/10/11(b)(c)(l)	66
6,630	Ziff Davis Media, Inc. Series E, Expires 08/12/12(b)	66
		132
		133
	Industrials — 0.0%
	Transportation — 0.0%
153	QDI LLC Expires 01/15/07(b)(c)(l)	1,582
	Total warrants (Cost of $16,217)	1,715
Par
	Short-term obligations — 7.7%
$22,084,000	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by FHLB bonds with various maturities to 09/17/10, market value of $22,529,249 (repurchase proceeds $22,093,386)	22,084,000
	Total short-term obligations (Cost of $22,084,000)	22,084,000

Total investments (Cost of $294,495,363)(m)	100.4%	287,056,954
Other assets & liabilities, net	(0.4)%	(1,200,575)
Net assets	100.0%	$285,856,379

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, except for the following amounted to $46,594,408, which represents 16.3% of net assets.

Security	Acquisition Date	Par/Shares/ Units	Acquisition Cost	Value
Heights Cross Communications, Inc.:
Common Stock	01/15/04 – 02/03/06	$6,600	$307,983	$290,400
Preferred Warrants: Expire 12/10/11	01/15/04 – 02/03/06	6,625	7	66
Warrants: Expire 12/10/11	01/15/04 – 02/03/06	10	—	—
QDI LLC Warrants: Expire 01/15/07	06/01/02	153	—	1,582
Quadramed Corp. Common Stock	04/26/04 – 02/01/06	47,600	64,024	92,820
Preferred Stock	06/16/04 – 02/01/06	21,300	500,250	372,750
UbiquiTel, Inc. Warrants: Expire 04/15/10	04/11/00	50	50	1
United Artists Theatre Circuit, Inc Corporate Fixed-Income Bonds & Notes: 9.300% 07/01/15	01/27/03	66,912	61,544	65,574
Ziff Davis Holdings, Inc Preferred Stock	08/15/01 – 09/04/01	25	0	3,750

(c)  Illiquid security.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2006, the value of these securities amounted to 2,766,661, which represents 1.0% of net assets.

See Accompanying Notes to Financial Statements.

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

	Acquisition Date	Principal amount/ shares	Acquisition cost	Market value
Colo.Com, Inc. 13.875% 03/15/10	01/12/04	$103,096	$34,309	—
Goodyear Tire & Rubber Co. 7.954% 04/30/10	04/01/05	500,000	500,000	$501,565
LNR Property Corp., Series B, 8.132% 02/03/08	12/22/04	719,037	719,037	718,814
President Casinos, 13.000% 09/15/49	06/21/05	37,000	5,066	20,350
Qwest Communications International, Inc., 7.500%, 11/01/08	06/05/03	205,000	199,707	199,875
Riley Mezzanine Corp., 10.380% 03/02/08	12/31/04	675,692	675,692	681,605
Warner Chilcott Corp:
7.740%, 01/18/12	01/19/05	404,315	405,338	405,544
7.860%, 01/18/11	01/19/05	162,919	163,332	163,415
7.860%, 01/18/12	01/19/05	75,264	75,455	75,493

(e)  Security has no value.

(f)  The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At June 30, 2006, the value of these securities amounted to $7,937,138, which represents 2.8% of net assets.

(g)  Step bond. Shown parenthetically is the next interest rate to be paid.

(h)  Loan participation agreement.

(i)  The issuer is in default of certain debt covenants. Interest is not being accrued.

(j)  Zero coupon bond.

(k)  Non-income producing security.

(l)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(m)  Cost for federal income tax purposes is $294,799,651.

At June 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$471,925	$489,977	07/06/06	$(18,052)
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$75,746	$76,776	07/06/06	$1,030
EUR	90,016	89,572	07/06/06	(444)
				$586

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Total Net Assets
Corporate Fixed-Income Bonds & Notes	90.0%
Short-Term Obligation	7.7
Convertible Bonds	1.8
Preferred Stocks	0.5
Common Stocks	0.4
Warrants	0.0 *
Other Assets & Liabilities, Net	(0.4)
100.0%

*  Rounds to less than 0.1%

Acronym	Name
CAD	Canadian Dollar

EUR	Euro

FHLB	Federal Home Loan Bank

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Statement of assets and liabilities  June 30, 2006 (unaudited)

Assets:
Investments, at cost	$294,495,363
Investments, at value	$287,056,954
Cash	219,742
Unrealized appreciation on foreign forward currency contracts	1,030
Receivable for:
Investments sold	346,596
Fund shares sold	172,381
Interest	4,700,241
Expense reimbursement due from Investment Advisor	59,319
Deferred Trustees' compensation plan	6,783
Other assets	100
Total assets	292,563,146
Liabilities:
Unrealized depreciation on foreign forward currency contracts	18,496
Payable for:
Investments purchased	6,125,382
Fund shares repurchased	228,433
Investment advisory fee	131,995
Administration fee	53,867
Transfer agent fee	422
Merger fee	33,383
Trustees' fees	39,117
Custody fee	5,208
Distribution and service fees	18,318
Chief compliance officer expenses	1,025
Deferred Trustees' fees	6,783
Other liabilities	44,338
Total liabilities	6,706,767
Net assets	$285,856,379
Composition of net assets:
Paid-in capital	$279,315,881
Undistributed net investment income	12,185,995
Accumulated net realized gain	1,810,370
Net unrealized appreciation (depreciation) on:
Investments	(7,438,409)
Foreign currency translations	(17,458)
Net assets	$285,856,379
Class A:
Net assets	$99,718,410
Shares outstanding	9,079,846
Net asset value per share	$10.98
Class B:
Net assets	$186,137,969
Shares outstanding	16,948,574
Net asset value per share	$10.98

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Statement of operations  For the six months ended June 30, 2006 (unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $1,270)	$16,956
Interest	6,081,294
Total investment income	6,098,250
Expenses:
Investment advisory fee	436,949
Administration fee	182,724
Shareholder servicing and distribution fees:
Class A	79,704
Class B	76,323
Transfer agent fee	33
Pricing and bookkeeping fees	9,700
Trustees' fees	8,120
Custodian fees	9,409
Chief compliance officer expenses (see Note 4)	2,121
Other expenses	40,213
Total expenses	845,296
Fees and expenses waived or reimbursed by investment advisor (see Note 4)	(109,987)
Fees waived by distributor (see Note 4):
Class A	(79,704)
Class B	(58,005)
Custody earning credit (see Note 4)	(4,229)
Net expenses	593,371
Net investment income	5,504,879
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	(463,522)
Foreign currency transactions	1,018
Net realized loss	(462,504)
Net change in unrealized appreciation/(depreciation) of:
Investments	(4,753,350)
Foreign currency translations	(29,390)
Net change in unrealized appreciation (depreciation)	(4,782,740)
Net loss	(5,245,244)
Net increase in net assets from operations	$259,635

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2006	Year ended December 31, 2005
Operations:
Net investment income	$5,504,879	$6,470,722
Net realized gain (loss) on investments and foreign currency transactions	(462,504)	2,537,865
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,782,740)	(6,988,520)
Net increase from operations	259,635	2,020,067
Distributions declared to shareholders:
From net investment income	—	(154,279)
From net realized gain on investments	—	(272,955)
Net increase (decrease) in net assets	—	(427,234)
Share transactions:
Class A:
Subscriptions	3,312,340	9,919,496
Proceeds received in connection with merger	7,146,572	—
Distributions reinvested	—	427,234
Redemptions	(9,394,207)	(14,000,064)
Net increase (decrease)	1,064,705	(3,653,334)
Class B*:
Subscriptions	10,726,372	—
Proceeds received in connection with merger	178,948,368	—
Redemptions	(1,492,890)	—
Net increase	188,181,850	—
Net Increase (decrease) from share transactions	189,246,555	(3,653,334)
Total Increase (decrease) in net assets	189,506,190	(2,060,501)
Net assets:
Beginning of period	96,350,189	98,410,690
End of period	$285,856,379	$96,350,189
Undistributed net investment income at end of period	$12,185,995	$6,681,116
Changes in shares:
Class A:
Subscriptions	303,348	942,189
Issued in connection with merger	645,718	—
Issued for distributions reinvested	—	40,090
Redemptions	(856,055)	(1,333,372)
Net increase (decrease)	93,011	(351,093)
Class B*:
Subscriptions	916,210	—
Issued in connection with merger	16,167,651	—
Redemptions	(135,287)	—
Net increase	16,948,574	—

*  Columbia High Yield Fund, Variable Series, Class B shares were initially offered on May 1, 2006.

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Financial highlights

For a single share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized capital gains
Class A
Six months ended 06/30/2006 (unaudited)(b)	$10.72	$0.38	$(0.12)	$0.26	$—	$—
Year ended 12/31/2005(b)	10.54	0.70	(0.47)	0.23	(0.02)	(0.03)
Year ended 12/31/2004(b)	10.41	0.72	0.46	1.18	(0.69)	(0.36)
Year ended 12/31/2003(b)	8.45	0.81	1.83	2.64	(0.67)	(0.01)
Year ended 12/31/2002(b)	8.87	0.80	(0.61)	0.19	(0.61)	—
Year ended 12/31/2001(b)	8.96	1.07	(0.33)	0.74	(0.83)	—

(a)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(c)  Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

(d)  Not Annualized.

(e)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Financial highlights (continued)

												Without waivers and/or expense reimbursements
	Total dividends and distributions	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Class A
Six months ended 06/30/2006 (unaudited)(b)	$—	$10.98	2.43	%(c)(d)	$99,718	0.80	%(e)(f)	7.08	%(f)	17	%(d)	1.04	%(e)(f)
Year ended 12/31/2005(b)	(0.05)	10.72	2.15	(c)	96,350	0.97	(e)	6.65		44		1.22	%(e)
Year ended 12/31/2004(b)	(1.05)	10.54	11.40	(c)	98,411	0.95	(e)	6.71		43		1.20	(e)
Year ended 12/31/2003(b)	(0.68)	10.41	31.20		80,317	0.96	(e)	8.18		43		1.23	(e)
Year ended 12/31/2002(b)	(0.61)	8.45	2.18		35,354	1.00	(e)	9.19		62		1.44	(e)
Year ended 12/31/2001(b)	(0.83)	8.87	8.32		17,276	1.00	(e)	11.43		64		2.13	(e)

See Accompanying Notes to Financial Statements.

Columbia High Yield Fund, Variable Series

Notes to financial statements  June 30, 2006 (unaudited)

Note 1.  Organization

Columbia High Yield Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Delaware statutory trust on February 5, 1998 and commenced operations March 27, 1998. Effective May 1, 2006, Columbia High Yield Fund, Variable Series, a series of Liberty Variable Investment Trust, merged into Nations High Yield Bond Portfolio. Nations High Yield Bond Portfolio was then rebranded Columbia High Yield Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Nations Separate Account Trust. The Fund is made available only to variable annuity and variable life separate accounts issued by participating life insurance companies and offers two classes of shares: Class A and Class B shares. Class B shares commenced operations as of May 1, 2006.

Investment Goals: The Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, including futures contracts and securities of certain investment companies, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts: The Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Forward Foreign Currency Contracts: Generally, the Fund may enter into forward foreign currency contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Fund from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of assets and liabilities. In addition, the Fund could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Loan Participations and Commitments: The Fund may invest in Loan Participations. When the Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower. The Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at that day's exchange rates by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as realized gains or as a reduction of the cost of the related investment. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to the Fund or a class of shares are charged directly to the Fund or class.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid annually by the Fund. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status: The Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary Income*	$266,565
Long-Term Capital Gains	160,669
Return of Capital	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$3,499,846
Unrealized depreciation	(11,242,543)
Net unrealized depreciation	$(7,742,697)

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2005	$—

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets.

Sub-Advisory Fee: MacKay Shields LLC ("MacKay Shields") has been retained by Columbia as sub-advisor to the Fund. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 Million	0.400%
$100 Million to $200 Million	0.375%
Over $200 Million	0.350%

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $17.00 per open account. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts, Shareholder Servicing and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares.

The Trust has adopted a shareholder servicing and distribution plan (the "Servicing and Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Servicing and Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net asset value of the Class B shares. The Advisor has contractually agreed to waive the shareholder servicing and distribution fees at the annual rate of 0.19% of the Class B shares' average daily net assets through April 30, 2007.

Prior to April 30, 2006, Class A shares were subject to service and distribution fees at the annual rate of 0.25% of average daily net assets. The Distributor waived 100% of the service and distribution fees for Class A shares.

Fees Paid to Officers and Trustees: All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of assets and liabilities and the expense is included in "Trustees' fees" on the Statement of operations.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia and/or the Distributor have contractually agreed to limit total operating expenses (excluding 12b-1 and shareholder servicing fees) to the annual rate of 1.00% of the Fund's average daily net assets through April 30, 2007. There is no guarantee that these limitations will continue after April 30, 2007

Note 5.  Portfolio Information

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $26,744,066 and $71,952,443, respectively.

Note 6.  Shares of Beneficial Interest

At June 30, 2006, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. As of June 30, 2006, the Fund had five shareholders that held 89.4% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street Bank and Trust Company ("State Street"). The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating fund. The Fund had no borrowings outstanding at June 30, 2006.

Note 8.  Commitments and Contingencies

As of June 30, 2006, the Fund had unfunded loan commitments pursuant to the following loan agreements:

Borrower	Unfunded Commitment
LNR Property	$1,715,000
$1,715,000

Note 9.  Disclosure of Significant Risks and Contingencies

High-Yield Securities: The Fund principally invests in high yield securities (sometimes called "junk bonds") which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium — a high interest rate or yield — because of the increased risk of loss. These securities can also be subject to greater price volatility.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors" now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation:  In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, several related putative class actions have been filed against Nations Funds Trust, Columbia Funds Series Trust (as successor to Nations Funds Trust), the Bank of America Corporation and certain of its affiliates, and others in various federal courts relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts at the Bank of America, N.A. in the Funds. These suits allege various claims including state law claims for breach of fiduciary duty, breach of contract, and unjust enrichment and violations of federal securities laws. Two of the suits have been dismissed because the Court did not have subject matter jurisdiction and Nations Funds Trust expects to file a motion to dismiss the remaining suits as well.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. The Mehta suit was dismissed on June 1, 2006. Subsequently, that dismissal was appealed to the United States Court of Appeals for the Fourth Circuit.

Note 10.  Business Combinations and Mergers

Effective May 1, 2006, Columbia High Yield Fund, Variable Series, a series of Liberty Variable Investment Trust, merged into Nations High Yield Bond Portfolio. Nations High Yield Bond Portfolio was then renamed Columbia High Yield Fund, Variable Series. Nations High Yield Bond Portfolio received a tax-free transfer of assets from Columbia High Yield Fund, Variable Series as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
16,813,369	$186,094,940	$3,234,488
Net Assets of Nations High Yield Bond Portfolio Prior to Combination	Net Assets of Columbia High Yield Fund, Variable Series Immediately Prior to Combination	Net Assets of Nations High Yield Bond Portfolio Immediately After Combination
$97,005,628	$186,094,940	$283,100,568

1  Unrealized depreciation is included in the Net Assets Received.

1 SunAmerica Center
Los Angeles, California 90067-6022
ADDRESS SERVICE REQUESTED

Presorted
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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
B2624SAR.2 (R8/06)

SHC-44/111881-0606 (08/06) 06/27555

Columbia Funds Variable
Insurance Trust I

Columbia High Yield Fund,
Variable Series

Class B

Semiannual Report
June 30, 2006

A description of the policies and procedures that the Funds use to determine how to vote proxies and a copy of the Funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-321-7854. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the Funds voted proxies relating to portfolio securities is also available from the funds' website.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the Columbia Funds Variable Insurance Trust I. This material must be preceded or accompanied by a current prospectus.

Columbia Management Distributors, Inc. and Columbia Management Advisors, LLC are the distributor and investment adviser to Columbia Funds, respectively. They and other affiliates of Bank of America provide services to Columbia Funds and receive fees for such services. Columbia Management Distributors, Inc. member of NASD, SIPC.

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds Variable Insurance Trusts are distributed by Columbia Management Distributors, Inc., Member NASD, SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Table of contents

Disclosure of Fund expenses and portfolio commentary

Columbia High Yield Fund, Variable Series

(formerly Nations High Yield Bond Portfolio)	3

Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts will come to pass. The views/opinions expressed are those of the portfolio managers (and analysts) of the affiliated advisors of Columbia Management, are subject to change without notice at any time, may not come to pass and may differ from views expressed by other Columbia Management associates or other divisions of Bank of America. These materials are provided for informational purposes only and should not be used or construed as a recommendation of any security or sector.

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Columbia High Yield
Fund, Variable Series

Shareholder expense example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value January 1, 2006	Ending account value June 30, 2006	Expenses paid during period* January 1, 2006 to June 30, 2006
Actual	$1,000.00	$993.70	$1.17
Hypothetical**	$1,000.00	$1,021.52	$3.31

*  Expenses are equal to the annualized expense ratio of 0.66% for the share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

**  Assumed 5% return per year before expenses.

3

Columbia High Yield
Fund, Variable Series

Portfolio management

J. Matthew Philo has managed the fund since January 2006.

Performance

Average Annual Total Returns as of 06/30/06

	6 Month (cumulative)	1 Year	5 Year	Since Inception*
Columbia High Yield VS — B	2.43%	4.93%	9.97%	8.20%
Credit Suisse High Yield Index	3.49%	5.02%	9.66%	7.93%

*Class B inception date is April 27, 2006. Class B is a newer class of shares. Its performance information includes returns of the Fund's class A shares (the oldest existing fund class) for periods prior to its inception. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A was initially offered on July 7, 2000.

Credit Suisse High Yield Index since inception returns as of June 30, 2000.

4

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio  June 30, 2006 (unaudited)

Par		Value
	Corporate fixed-income bonds & notes — 90.0%
	Basic materials — 6.6%
	Chemicals — 3.2%
$1,100,000	Airgas, Inc. 9.125% 10/01/11	$1,152,250
	Chemtura Corp.
240,000	6.875% 06/01/16	231,600
790,000	9.875% 08/01/12	887,510
	EquiStar Chemicals LP
250,000	7.550% 02/15/26	237,500
785,000	10.125% 09/01/08	830,137
1,520,000	10.625% 05/01/11	1,634,000
	IMC Global, Inc.
90,000	10.875% 06/01/08	95,850
440,000	10.875% 08/01/13	492,800
300,000	11.250% 06/01/11	316,875
	Lyondell Chemical Co.
68,000	9.500% 12/15/08	69,870
410,000	10.500% 06/01/13	452,025
205,000	Millennium America, Inc. 7.625% 11/15/26	175,275
390,000	NOVA Chemicals Corp. 8.405% 11/15/13(a)	390,000
1,880,000	Terra Capital, Inc. 12.875% 10/15/08	2,131,450
		9,097,142
	Forest products & paper — 2.3%
160,000	Abitibi-Consolidated, Inc. 8.850% 08/01/30	137,200
95,000	Bowater Canada Finance 7.950% 11/15/11	90,369
	Bowater, Inc.
1,195,000	9.375% 12/15/21	1,168,112
10,000	9.500% 10/15/12	10,150
	Georgia-Pacific Corp.
130,000	7.250% 06/01/28	115,050
155,000	7.375% 12/01/25	143,375
280,000	7.750% 11/15/29	259,700
3,255,000	8.000% 01/15/24	3,092,250
585,000	8.875% 05/15/31	586,462
320,000	P.H. Glatfelter 7.125% 05/01/16(b)	318,759
375,000	Smurfit Capital Funding PLC Ltd. 7.500% 11/20/25	344,063
	Tembec Industries, Inc.
270,000	7.750% 03/15/12	137,700
40,000	8.500% 02/01/11	21,000
115,000	8.625% 06/30/09	62,100
		6,486,290
	Iron/steel — 1.1%
300,000	Allegheny Ludlum Corp. 6.950% 12/15/25	305,250
1,635,000	Allegheny Technologies, Inc. 8.375% 12/15/11	1,694,269

Par			Value
		Iron/steel — (continued)
	$245,000	UCAR Finance, Inc. 10.250% 02/15/12	$259,087
	770,000	United States Steel Corp. 9.750% 05/15/10	820,050
	180,000	United States Steel LLC 10.750% 08/01/08	193,500
			3,272,156
			18,855,588
		Communications — 18.2%
		Internet — 0.0%
	33,337	Globix Corp. PIK, 11.000% 05/01/08(b)	32,337
		Media — 8.5%
	1,546,648	CanWest Media, Inc. 8.000% 09/15/12	1,538,915
	120,000	Dex Media East LLC 12.125% 11/15/12	134,550
	1,640,000	Dex Media West LLC 9.875% 08/15/13	1,777,350
		DirecTV Holdings LLC
	330,000	6.375% 06/15/15	304,425
	1,776,000	8.375% 03/15/13	1,860,360
	1,105,000	EchoStar DBS Corp. 5.750% 10/01/08	1,080,137
	325,000	Houghton Mifflin Co. 7.200% 03/15/11	329,063
	3,325,000	Lamar Media Corp. 7.250% 01/01/13	3,275,125
	1,550,000	LIN Television Corp. 6.500% 05/15/13	1,414,375
	110,000	Medianews Group, Inc. 6.875% 10/01/13	100,788
	1,480,000	Morris Publishing Group LLC 7.000% 08/01/13	1,406,000
		Paxson Communications Corp.
	505,000	8.318% 01/15/12(a)(b)	508,787
	2,320,000	11.318% 01/15/13(a)(b)	2,320,000
	2,160,000	Quebecor Media, Inc. 7.750% 03/15/16(b)	2,151,900
		R.H. Donnelley Finance Corp.
	1,345,000	10.875% 12/15/12	1,481,181
	585,000	10.875% 12/15/12(b)	644,231
		Rogers Cable, Inc.
	750,000	6.250% 06/15/13	705,000
	1,590,000	7.875% 05/01/12	1,629,750
CAD	365,000	Shaw Communications, Inc. 7.500% 11/20/13	340,922
	$650,000	Sinclair Broadcast Group, Inc. 8.750% 12/15/11	677,625
	275,000	Sun Media Corp. 7.625% 02/15/13	276,375
	280,000	Ziff Davis Media, Inc. PIK 11.149% 05/01/12(a)	263,900
			24,220,759

See Accompanying Notes to Financial Statements.

5

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Telecommunication services — 9.7%
$590,000	American Towers, Inc. 7.250% 12/01/11	$601,063
770,000	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 06/15/13	814,275
103,096	Colo.Com, Inc. 13.875% 03/15/10(b)(d)(e)(f)(l)	—
	Dobson Cellular Systems, Inc.
80,000	8.375% 11/01/11	82,400
1,615,000	8.375% 11/01/11(b)	1,663,450
135,000	9.875% 11/01/12	141,919
945,000	GCI, Inc. 7.250% 02/15/14	914,287
460,000	Inmarsat Finance II PLC 11/15/12(g) (10.375% 11/15/08)	391,000
	Intelsat Bermuda, Ltd.
650,000	8.250% 01/15/13	645,125
515,000	11.250% 06/15/16(b)	527,875
81,000	Loral Cyberstar, Inc. 10.000% 07/15/06(e)(l)	—
	Lucent Technologies, Inc.
180,000	5.500% 11/15/08	174,600
5,440,000	6.450% 03/15/29	4,624,000
80,000	6.500% 01/15/28	67,000
355,000	7.250% 07/15/06	355,000
655,000	Millicom International Cellular SA 10.000% 12/01/13	722,138
1,775,000	Nextel Communications, Inc. 7.375% 08/01/15	1,808,469
1,105,000	Nortel Networks Ltd. 10.750% 07/15/16(b)	1,129,862
	PanAmSat Corp.
385,000	9.000% 08/15/14	392,700
730,000	9.000% 06/15/16(b)	733,650
140,000	Qwest Capital Funding, Inc. 7.750% 08/15/06	139,300
	Qwest Communications International, Inc.
1,395,000	7.250% 02/15/11	1,356,637
205,000	7.500% 11/01/08(d)	199,875
	Qwest Corp.
1,420,000	5.625% 11/15/08	1,391,600
350,000	6.950% 06/30/10(h)	350,000
2,885,000	7.200% 11/10/26	2,661,412
220,000	7.250% 09/15/25	206,250
2,305,000	8.875% 03/15/12	2,449,062
185,000	Rogers Cantel, Inc. 9.750% 06/01/16	214,138
	Rogers Wireless, Inc.
340,000	7.500% 03/15/15	344,250
940,000	8.000% 12/15/12	965,850
145,000	9.625% 05/01/11	159,681

Par		Value
	Telecommunication services — (continued)
$295,000	Telcordia Technologies 10.000% 03/15/13(b)	$249,275
290,000	Triton PCS, Inc. 8.500% 06/01/13	266,800
170,000	UbiquiTel Operating Co. 9.875% 03/01/11	185,513
715,000	US West Communications 8.875% 06/01/31	745,388
		27,673,844
		51,926,940
	Consumer cyclical — 11.1%
	Airlines — 0.7%
41,728	American Airlines, Inc. 7.377% 05/23/19	38,181
	Delta Air Lines, Inc.
1,105,000	8.300% 12/15/29(f)	320,450
30,000	9.750% 05/15/21(f)	8,625
110,000	10.000% 08/15/08(f)	28,600
320,000	10.375% 02/01/11(f)	80,800
175,000	10.375% 12/15/22(f)	49,000
	Northwest Airlines, Inc.
140,000	7.875% 03/15/08(f)	69,650
35,000	8.700% 03/15/07(f)	17,150
335,000	9.875% 03/15/07(f)	168,337
2,560,000	10.000% 02/01/09(f)	1,235,200
		2,015,993
	Apparel — 0.4%
1,135,000	Unifi, Inc. 11.500% 05/15/14(b)	1,098,113
	Auto parts & equipment — 1.5%
	Collins & Aikman Products Co.
135,000	10.750% 12/31/11(f)	41,850
620,000	12.875% 08/15/12(b)(f)	40,300
	Goodyear Tire & Rubber Co.
130,000	6.375% 03/15/08	124,800
225,000	6.625% 12/01/06	224,437
500,000	7.954% 04/30/10(a)(c)(d)(h)	501,565
55,000	8.500% 03/15/07	55,000
905,000	11.250% 03/01/11(b)	995,500
	Tenneco Automotive, Inc.
1,380,000	8.625% 11/15/14	1,380,000
120,000	10.250% 07/15/13	131,550
720,000	TRW Automotive, Inc. 9.375% 02/15/13	765,000
		4,260,002
	Entertainment — 1.4%
70,000	Isle of Capri Casinos, Inc. 9.000% 03/15/12	73,500
37,000	President Casinos 13.000% 09/15/49(d)(f)(l)	20,350
1,490,000	Speedway Motorsports, Inc. 6.750% 06/01/13	1,445,300

See Accompanying Notes to Financial Statements.

6

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Entertainment — (continued)
$895,000	Steinway Musical Instruments, Inc. 7.000% 03/01/14(b)	$859,200
66,912	United Artists Theatre Circuit, Inc. 9.300% 07/01/15(b)(c)(l)	65,574
1,645,000	Warner Music Group 7.375% 04/15/14	1,591,537
		4,055,461
	Leisure time — 0.6%
1,665,000	Royal Caribbean Cruises Ltd. 8.750% 02/02/11	1,787,794
	Lodging — 4.5%
	Caesars Entertainment, Inc.
685,000	7.875% 03/15/10	708,119
400,000	8.875% 09/15/08	419,500
935,000	9.375% 02/15/07	951,363
665,000	Chukchansi Economic Development Authority 8.000% 11/15/13(b)	669,988
1,075,000	Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12(b)	1,113,969
85,000	Gaylord Entertainment Co. 8.000% 11/15/13	85,000
505,000	Hilton Hotels Corp. 7.500% 12/15/17	515,124
245,000	ITT Corp. 7.375% 11/15/15	247,450
	Mandalay Resort Group
225,000	9.500% 08/01/08	238,219
45,000	10.250% 08/01/07	46,631
	MGM Mirage
1,850,000	6.000% 10/01/09	1,799,125
540,000	8.375% 02/01/11	558,900
1,005,000	8.500% 09/15/10	1,052,737
190,000	9.750% 06/01/07	195,463
235,000	Mohegan Tribal Gaming Authority 7.125% 08/15/14	229,125
630,000	MTR Gaming Group, Inc. 9.000% 06/01/12(b)	633,150
40,000	San Pasqual Casino 8.000% 09/15/13(b)	40,100
	Starwood Hotels & Resorts Worldwide, Inc.
255,000	7.375% 05/01/07	255,956
985,000	7.875% 05/01/12	1,024,400
2,265,000	Station Casinos, Inc. 6.875% 03/01/16	2,123,437
60,397	Trump Entertainment Resorts, Inc. 8.500% 06/01/15	58,132
		12,965,888

Par		Value
	Retail — 1.3%
$480,000	AmeriGas Partners LP 7.125% 05/20/16	$448,800
270,000	Harry & David Holdings, Inc. 9.000% 03/01/13	244,350
175,000	Jafra Cosmetics International, Inc./ Distribuidora Comerical Jaffra SA de CV 10.750% 05/15/11	189,000
651,000	Star Gas Partners LP/Star Gas Finance Co. 10.250% 02/15/13	670,530
	Toys R Us, Inc.
590,000	7.625% 08/01/11	482,325
1,814,000	8.750% 09/01/21	1,689,288
		3,724,293
	Textiles — 0.7%
1,840,000	INVISTA 9.250% 05/01/12(b)	1,909,000
		31,816,544
	Consumer non-cyclical — 10.6%
	Agriculture — 1.1%
	Reynolds American, Inc.
2,125,000	7.625% 06/01/16(b)	2,074,531
1,080,000	7.750% 06/01/18(b)	1,048,950
		3,123,481
	Beverages — 0.6%
	Constellation Brands, Inc.
575,000	8.000% 02/15/08	586,500
1,000,000	8.125% 01/15/12	1,032,500
		1,619,000
	Biotechnology — 0.3%
750,000	Bio-Rad Laboratories, Inc. 7.500% 08/15/13	750,000
	Commercial services — 1.8%
175,000	American Color Graphics, Inc. 10.000% 06/15/10	122,500
60,000	Cardtronics, Inc. 9.250% 08/15/13(b)	58,950
300,000	Chemed Corp. 8.750% 02/24/11	315,000
	Corrections Corp. of America
700,000	6.250% 03/15/13	662,375
1,870,000	7.500% 05/01/11	1,888,700
415,000	Dollar Financial Group, Inc. 9.750% 11/15/11	447,162
235,000	Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	216,200
325,000	Language Line Holdings, Inc. 11.125% 06/15/12	319,719
110,000	Phoenix Color Corp. 11.000% 02/01/09	103,950

See Accompanying Notes to Financial Statements.

7

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Commercial services — (continued)
$430,000	Protection One Alarm Monitoring 8.125% 01/15/09	$409,575
220,000	Rent-Way, Inc. 11.875% 06/15/10	226,600
170,000	Vertis, Inc. 9.750% 04/01/09	172,975
300,000	Vertrue, Inc. 9.250% 04/01/14	303,000
		5,246,706
	Food — 2.1%
	Chiquita Brands International, Inc.
1,210,000	7.500% 11/01/14	1,019,425
695,000	8.875% 12/01/15	616,813
795,000	Dean Foods Company 8.150% 08/01/07	806,925
1,335,000	Del Monte Corp. 6.750% 02/15/15	1,238,212
385,000	Pinnacle Foods Holding Corp. 8.250% 12/01/13	377,300
	Swift & Co.
785,000	10.125% 10/01/09	796,775
1,180,000	12.500% 01/01/10	1,174,100
		6,029,550
	Healthcare products — 0.3%
995,000	Hanger Orthopedic Group, Inc. 10.250% 06/01/14(b)	987,538
	Healthcare services — 2.7%
1,730,000	Ameripath, Inc. 10.500% 04/01/13	1,812,175
640,000	Extendicare Health Services, Inc. 6.875% 05/01/14	668,800
	Fisher Scientific International, Inc.
195,000	6.125% 07/01/15	188,175
1,725,000	6.750% 08/15/14	1,722,844
1,370,000	HCA, Inc. 8.360% 04/15/24	1,363,527
135,000	Skilled Healthcare Group 11.000% 01/15/14(b)	143,100
	Triad Hospitals, Inc.
775,000	7.000% 05/15/12	771,125
1,100,000	7.000% 11/15/13	1,067,000
		7,736,746
	Household products/ wares — 1.2%
455,000	ACCO Brands Corp. 7.625% 08/15/15(b)	422,581
555,000	Jarden Corp. 9.750% 05/01/12	568,875

Par		Value
	Household products/ wares — (continued)
$1,125,000	Scotts Co. 6.625% 11/15/13	$1,085,625
	Spectrum Brands, Inc.
10,000	7.375% 02/01/15	8,100
1,440,000	8.500% 10/01/13	1,231,200
		3,316,381
	Pharmaceuticals — 0.5%
735,000	Mylan Laboratories, Inc. 6.375% 08/15/15	701,006
	Warner Chilcott Corp.
404,315	Series B, 7.740% 01/18/12(a)(d)(h)	405,544
162,919	Series C, 7.860% 01/18/11(a)(d)(h)	163,415
75,264	Series D, 7.860% 01/18/12(a)(d)(h)	75,493
16,520	Warner Chilcott Dovobet Delay 7.630% 01/01/12	16,561
82,601	Warner Chilcott Dovonex Delayed Draw 7.569% 01/21/12	82,807
		1,444,826
		30,254,228
	Diversified — 0.2%
	Holding companies — 0.1%
295,000	Kansas City Southern Railway 9.500% 10/01/08	311,225
	Holding companies — diversified — 0.1%
327,000	ESI Tractebel Acquisition Corp. 7.990% 12/30/11	335,992
		647,217
	Energy — 15.1%
	Coal — 1.7%
1,800,000	Arch Western Finance LLC 6.750% 07/01/13	1,723,500
740,000	Massey Energy Co. 6.875% 12/15/13	686,350
	Peabody Energy Corp.
375,000	5.875% 04/15/16	344,063
2,305,000	6.875% 03/15/13	2,264,662
		5,018,575
	Oil & gas — 6.7%
55,000	Belden & Blake Corp. 8.750% 07/15/12	55,688
565,000	Chaparral Energy, Inc. 8.500% 12/01/15(b)	560,762
	Chesapeake Energy Corp.
1,565,000	6.375% 06/15/15	1,455,450
735,000	7.500% 09/15/13	735,000
550,000	7.750% 01/15/15	552,750
395,000	Compton Petroleum Corp. 7.625% 12/01/13	372,288

See Accompanying Notes to Financial Statements.

8

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Oil & gas — (continued)
$3,250,000	El Paso Production Holding Co. 7.750% 06/01/13	$3,282,500
172,000	Hilcorp Energy LP/Hilcorp Finance Co. 10.500% 09/01/10(b)	184,900
1,560,000	Mission Resources Corp. 9.875% 04/01/11	1,747,200
	Newfield Exploration Co.
1,800,000	6.625% 09/01/14	1,692,000
25,000	7.625% 03/01/11	25,563
325,000	Parker Drilling Co. 9.625% 10/01/13	352,625
615,000	Petroquest Energy, Inc. 10.375% 05/15/12	639,600
	Plains Exploration & Production Co.
1,395,000	7.125% 06/15/14	1,374,075
130,000	8.750% 07/01/12	135,525
	Pogo Producing Co.
595,000	6.625% 03/15/15	544,425
555,000	8.250% 04/15/11	570,262
1,555,000	Pride International, Inc. 7.375% 07/15/14	1,562,775
810,000	Stone Energy Corp. 8.250% 12/15/11	834,300
415,000	Tesoro Petroleum Corp. 6.625% 11/01/15(b)	393,212
235,000	Venoco, Inc. 8.750% 12/15/11	227,950
800,000	Vintage Petroleum, Inc. 8.250% 05/01/12	845,000
945,000	Whiting Petroleum Corp. 7.000% 02/01/14	897,750
		19,041,600
	Oil & gas services — 2.3%
175,000	Allis-Chalmers Energy, Inc. 9.000% 01/15/14(b)	175,875
185,000	Chesapeake Energy Corp. 6.875% 11/15/20	171,125
285,000	Exco Resources, Inc. 7.250% 01/15/11	272,175
350,000	Forest Oil Corp. 8.000% 06/15/08	357,000
1,755,000	Grant Prideco, Inc. 6.125% 08/15/15	1,614,600
550,000	Hilcorp Energy I LP/Hilcorp Finance Co. 9.000% 06/01/16(b)	554,125
875,000	Hornbeck Offshore Services, Inc. 6.125% 12/01/14	811,563
1,130,000	Mariner Energy, Inc. 7.500% 04/15/13(b)	1,076,325
1,430,000	PetroHawk Energy Corp. 9.125% 07/15/13(b)	1,417,487
250,000	Pogo Producing Co. 6.875% 10/01/17	229,375
		6,679,650

Par		Value
	Pipelines — 4.4%
	ANR Pipeline Co.
$165,000	7.375% 02/15/24	$167,063
25,000	8.875% 03/15/10	26,250
1,983,000	9.625% 11/01/21	2,295,322
330,000	Atlas Pipeline Partners LP 8.125% 12/15/15(b)	332,062
570,000	Colorado Interstate Gas Co. 6.800% 11/15/15	548,625
	El Paso Corp.
280,000	7.000% 05/15/11	275,100
105,000	7.800% 08/01/31	102,113
	El Paso Natural Gas Co.
2,220,000	7.500% 11/15/26	2,164,500
295,000	7.625% 08/01/10	300,531
115,000	8.375% 06/15/32	122,475
115,000	8.625% 01/15/22	124,200
860,000	MarkWest Energy Partners LP 6.875% 11/01/14	791,200
580,000	Markwest Energy Partners LP 8.500% 07/15/16(b)	570,430
	Northwest Pipeline Corp.
150,000	7.125% 12/01/25	151,500
230,000	8.125% 03/01/10	238,050
115,000	Pacific Energy Partners LP/ Pacific Energy Finance Corp. 7.125% 06/15/14	116,150
	Southern Natural Gas Co.
1,455,000	7.350% 02/15/31	1,376,794
345,000	8.000% 03/01/32	353,625
300,000	8.875% 03/15/10(b)	315,750
	Williams Companies, Inc.
415,000	6.375% 10/01/10(b)	405,662
1,660,000	8.125% 03/15/12(b)	1,726,400
		12,503,802
		43,243,627
	Financials — 8.4%
	Banks — 0.1%
355,000	Fremont General Corp. 7.875% 03/17/09	349,231
	Diversified financial services — 5.3%
250,000	Alamosa Delaware, Inc. 11.000% 07/31/10	274,504
1,830,000	American Real Estate Partners LP/American Real Estate Finance Corp. 7.125% 02/15/13	1,756,800
450,000	AMR Real Estate 8.125% 06/01/12	450,000
	Cedar Brakes LLC
113,911	8.500% 02/15/14(b)	121,600
252,233	9.875% 09/01/13(b)	279,348
955,000	E*Trade Financial Corp. 7.375% 09/15/13	955,000

See Accompanying Notes to Financial Statements.

9

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par			Value
		Diversified financial services — (continued)
		General Motors Acceptance Corp.
	$430,000	6.750% 12/01/14	$400,043
	3,230,000	6.875% 09/15/11	3,099,402
	4,160,000	8.000% 11/01/31	3,993,600
		LaBranche & Co., Inc.
	425,000	9.500% 05/15/09	451,562
	2,155,000	11.000% 05/15/12	2,359,725
	235,000	Rainbow National Services LLC 10.375% 09/01/14(b)	260,263
		Vanguard Health Holding Co. LLC
	655,000	10/01/15(g) (11.250% 10/01/09)	458,500
	155,000	9.000% 10/01/14	154,613
			15,014,960
		Insurance — 0.4%
	405,000	Crum & Forster Holdings Corp. 10.375% 06/15/13	415,125
		Fairfax Financial Holdings Ltd.
	105,000	7.375% 04/15/18	88,200
	200,000	7.750% 04/26/12	176,000
	260,000	7.750% 07/15/37	200,200
	40,000	8.250% 10/01/15	34,000
	15,000	8.300% 04/15/26	11,775
	245,000	First Mercury Financial Corp. 13.170% 08/15/12(a)(b)	252,861
CAD	65,000	Lindsey Morden Group, Inc. 7.000% 06/16/08	53,570
		Lumbermens Mutual Casualty
	$30,000	8.450% 12/01/97(b)(f)	150
	645,000	9.150% 07/01/26(b)(f)	3,225
			1,235,106
		Real estate — 1.2%
	279,000	CB Richard Ellis Services, Inc. Escrowed to Maturity 9.750% 05/15/10	297,832
		LNR Property Corp.
	719,037	Series B, 8.132% 02/03/08(a)(c)(d)(h)	718,814
	1,715,000	8.110% 7/12/11(a)(d)(h)	1,715,000
	675,692	Riley Mezzanine Corp. 10.380% 03/02/08(a)(d)(h)	681,605
			3,413,251
		Real estate investment trusts — 1.4%
		Crescent Real Estate Equities LP
	655,000	7.500% 09/15/07	659,912
	300,000	9.250% 04/15/09	312,750
	745,000	Host Marriott LP 6.375% 03/15/15	696,575
	1,430,000	Omega Healthcare Investors, Inc. 7.000% 04/01/14	1,351,350

Par			Value
		Real estate investment trusts — (continued)
	$1,106,000	Trustreet Properties, Inc. 7.500% 04/01/15	$1,089,410
			4,109,997
			24,122,545
		Industrials — 11.0%
		Aerospace & defense — 0.7%
		BE Aerospace, Inc.
	105,000	8.500% 10/01/10	110,513
	210,000	8.875% 05/01/11	217,350
		Sequa Corp.
	940,000	8.875% 04/01/08	977,600
	715,000	9.000% 08/01/09	752,537
			2,058,000
		Building materials — 1.1%
CAD	270,000	Ainsworth Lumber Co. Ltd. 9.068% 04/01/13(a)(b)	254,475
	$1,050,000	Ainsworth Lumber Co., Ltd. 7.250% 10/01/12	858,375
	290,000	Compression Polymers Corp. 11.440% 07/01/12(a)(b)	295,800
	1,035,000	Compression Polymers Holding Corp. 10.500% 07/01/13(b)	1,050,525
	420,000	Dayton Superior Corp. 10.750% 09/15/08	429,450
	54,000	Goodman Global Holding Co., Inc. 8.329% 06/15/12(a)	53,933
	230,000	Panolam Industries International, Inc. 10.750% 10/01/13(b)	223,100
			3,165,658
		Electronics — 0.0%
	105,000	Dresser, Inc. 9.375% 04/15/11	106,575
		Environmental control — 0.7%
	1,955,000	Geo Sub Corp. 11.000% 05/15/12	1,962,331
		Hand/machine tools — 0.1%
	165,000	Thermadyne Holdings Corp. 9.250% 02/01/14	143,963
		Machinery-diversified — 0.9%
	300,000	Cummins, Inc. 9.500% 12/01/10	319,069
	885,000	Manitowoc Co., Inc. 7.125% 11/01/13	862,875
	1,460,000	Westinghouse Air Brake Technologies Corp. 6.875% 07/31/13	1,423,500
			2,605,444

See Accompanying Notes to Financial Statements.

10

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par		Value
	Metal fabricate/hardware — 0.3%
$225,000	Metals USA, Inc. 11.125% 12/01/15(b)	$246,375
250,000	Mueller Group, Inc. 10.000% 05/01/12	269,375
440,000	Neenah Foundary Co. 11.000% 09/30/10(b)	479,600
		995,350
	Miscellaneous manufacturing — 1.0%
400,000	Amsted Industry 10.250% 10/15/11(b)	429,000
1,010,000	Clarke American Corp. 11.750% 12/15/13	1,040,300
1,310,000	Trinity Industries, Inc. 6.500% 03/15/14	1,278,888
		2,748,188
	Packaging & containers — 3.9%
2,760,000	Ball Corp. 6.875% 12/15/12	2,711,700
585,000	Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15(b)	573,300
660,000	Crown Cork PLC 7.000% 12/15/06	658,350
205,000	Graphic Packaging International Corp. 8.500% 08/15/11	205,512
400,000	Jefferson Smurfit Corp. 8.250% 10/01/12	370,000
	Owens-Brockway Glass Container, Inc.
730,000	8.250% 05/15/13	735,475
2,625,000	8.750% 11/15/12	2,723,437
720,000	8.875% 02/15/09	739,800
	Owens-Illinois, Inc.
425,000	7.350% 05/15/08	422,875
1,425,000	7.500% 05/15/10	1,389,375
175,000	7.800% 05/15/18	164,938
430,000	8.100% 05/15/07	432,150
		11,126,912
	Transportation — 2.2%
1,570,000	Offshore Logistics, Inc. 6.125% 06/15/13	1,452,250
1,165,000	Overseas Shipholding Group 8.250% 03/15/13	1,205,775
1,250,000	Stena AB 7.500% 11/01/13	1,214,062
2,210,000	Teekay Shipping Corp. 8.875% 07/15/11	2,314,975
155,000	TFM SA de CV 12.500% 06/15/12	165,850
		6,352,912

Par		Value
	Trucking & leasing — 0.1%
$265,000	Interpool, Inc. 6.000% 09/01/14	$241,481
		31,506,814
	Technology — 2.9%
	Computers — 1.8%
	Sungard Data Systems, Inc.
330,000	3.750% 01/15/09	306,075
795,000	4.875% 01/15/14	695,625
544,500	7.660% 12/13/12(c)	545,818
2,635,000	9.125% 08/15/13(b)	2,753,575
630,000	10.250% 08/15/15(b)	653,625
		4,954,718
	Semiconductors — 0.6%
15,000	Amkor Technology, Inc. 7.125% 03/15/11	13,575
1,340,000	Freescale Semiconductor, Inc. 6.875% 07/15/11	1,343,350
	MagnaChip Semiconductor SA/ MagnaChip Semiconductor Finance Co.
260,000	8.000% 12/15/14	215,800
185,000	8.579% 12/15/11(a)	175,750
		1,748,475
	Software — 0.5%
1,190,000	SS&C Technologies, Inc. 11.750% 12/01/13(b)	1,231,650
200,000	UGS Corp. 10.000% 06/01/12	215,500
		1,447,150
		8,150,343
	Utilities — 5.9%
	Electric — 5.9%
	AES Corp.
2,140,000	7.750% 03/01/14	2,150,700
1,095,000	9.000% 05/15/15(b)	1,177,125
	AES Eastern Energy LP
243,549	9.000% 01/02/17	265,468
150,000	9.670% 01/02/29	178,500
	Calpine Corp.
6,049,000	8.500% 07/15/10(b)(f)	5,670,938
150,000	9.875% 12/01/11(b)(f)	139,500
	CMS Energy Corp.
300,000	6.875% 12/15/15	283,500
190,000	8.500% 04/15/11	198,075
455,000	9.875% 10/15/07	473,200
370,000	DPL, Inc. 8.250% 03/01/07	375,378
930,000	Edison Mission Energy 7.730% 06/15/09	939,300
267,000	Mirant Mid Atlantic LLC 8.625% 06/30/12	279,682
400,000	MSW Energy Holdings II LLC 7.375% 09/01/10	401,500
	Nevada Power Co.
775,000	5.875% 01/15/15	727,942
200,000	6.500% 04/15/12	197,676

See Accompanying Notes to Financial Statements.

11

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Par			Value
		Electric — (continued)
		NRG Energy, Inc.
	$535,000	7.250% 02/01/14	$522,294
	910,000	7.375% 02/01/16	888,388
	690,000	PSEG Energy Holdings LLC 8.625% 02/15/08	707,250
		TECO Energy, Inc.
	675,000	6.750% 05/01/15	661,500
	595,000	7.000% 05/01/12	592,025
			16,829,941
		Total corporate fixed-income bonds & notes (Cost of $265,101,944)	257,353,787
		Convertible bonds — 1.8%
		Communications — 1.4%
		Internet — 0.0%
	296,350	At Home Corp. 4.750% 12/15/06(f)(i)(l)	30
	120,000	RiverStone Networks, Inc. 3.750% 12/01/06(b)(i)	116,400
			116,430
		Media — 0.1%
EUR	265,000	UnitedGlobalCom, Inc. 1.750% 04/15/24(b)	311,832
		Telecommunication services — 1.3%
	$520,000	Ciena Corp. 3.750% 02/01/08	497,250
	280,000	Lucent Technologies, Inc. 8.000% 08/01/31	280,700
	2,940,000	Nortel Networks Corp. 4.250% 09/01/08	2,770,950
			3,548,900
			3,977,162
		Consumer cyclical — 0.0%
		Airlines — 0.0%
	155,000	Delta Air Lines, Inc. 8.000% 06/03/23(b)(f)	43,013
		Consumer non-cyclical — 0.2%
		Health care services — 0.2%
	535,000	Laboratory Corp. of America Holdings (j) 09/11/21	450,737
	255,000	Lincare Holdings, Inc. 3.000% 06/15/33(b)	248,307
			699,044
		Financials — 0.1%
		Insurance — 0.1%
	210,000	Conseco, Inc. 3.500% 09/30/35(b)	223,125

Par		Value
	Technology — 0.1%
	Semiconductors — 0.1%
$345,000	LSI Logic Corp. 4.000% 11/01/06	$341,550
	Total convertible bonds (Cost of $5,267,307)	5,283,894
Shares
	Preferred stocks — 0.5%
	Communications — 0.0%
	Media — 0.0%
25	Ziff Davis Holdings, Inc.(b)(c)	3,750
	Telecommunication services — 0.0%
113	Loral Skynet Corp.(b)	22,374
		26,124
	Financials — 0.3%
	Real estate investment trusts — 0.3%
675,000	Sovereign Real Estate Investment Corp.	928,125
	Technology — 0.2%
	Software — 0.2%
21,300	Quadramed Corp.(b)(c)(d)	372,750
	Total preferred stocks (Cost of $1,428,300)	1,326,999
	Common stocks — 0.4%
	Communications — 0.3%
	Internet — 0.2%
61,158	Globix Corp.(c)(k)	303,955
9,378	Globix Corp.(b)(c)	46,609
		350,564
	Media — 0.1%
6,600	Haights Cross Communications, Inc.(b)(c)(d)	290,400
	Telecommunication services — 0.0%
1,148	Loral Space & Communications Ltd.(k)	32,557
1,774	Remote Dynamics, Inc. (k)	266
		32,823
		673,787
	Industrials — 0.0%
	Industrial conglomerates — 0.0%
3,600	Ainsworth Lumber Co. Ltd.	72,723
	Technology — 0.0%
	Software — 0.0%
47,600	Quadramed Corp.(b)(c)	92,820

See Accompanying Notes to Financial Statements.

12

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

Shares		Value
	Utilities — 0.1%
	Gas utilities — 0.1%
62,399	Star Gas Partners LP	$167,229
	Total common stocks (cost of $597,595)	1,006,559
Units
	Warrants(k) — 0.0%
	Communications — 0.0%
	Telecommunication services — 0.0%
125	Colo.Com, Inc. Expires 03/15/10(d)(e)(l)	—
50	UbiquiTel, Inc. Expires 04/15/10(b)(c)(e)	1
		1
	Media — 0.0%
10	Haights Cross Communications, Inc. Expires 12/10/11(b)(c)(e)(l)	—
6,625	Haights Cross Communications, Inc. Preferred Warrants, Expires 12/10/11(b)(c)(l)	66
6,630	Ziff Davis Media, Inc. Series E, Expires 08/12/12(b)	66
		132
		133
	Industrials — 0.0%
	Transportation — 0.0%
153	QDI LLC Expires 01/15/07(b)(c)(l)	1,582
	Total warrants (Cost of $16,217)	1,715
Par
	Short-term obligations — 7.7%
$22,084,000	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 5.100%, collateralized by FHLB bonds with various maturities to 09/17/10, market value of $22,529,249 (repurchase proceeds $22,093,386)	22,084,000
	Total short-term obligations (Cost of $22,084,000)	22,084,000

Total investments (Cost of $294,495,363)(m)	100.4%	287,056,954
Other assets & liabilities, net	(0.4)%	(1,200,575)
Net assets	100.0%	$285,856,379

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, except for the following amounted to $46,594,408, which represents 16.3% of net assets.

Security	Acquisition Date	Par/Shares/ Units	Acquisition Cost	Value
Heights Cross Communications, Inc.:
Common Stock	01/15/04 – 02/03/06	$6,600	$307,983	$290,400
Preferred Warrants: Expire 12/10/11	01/15/04 – 02/03/06	6,625	7	66
Warrants: Expire 12/10/11	01/15/04 – 02/03/06	10	—	—
QDI LLC Warrants: Expire 01/15/07	06/01/02	153	—	1,582
Quadramed Corp. Common Stock	04/26/04 – 02/01/06	47,600	64,024	92,820
Preferred Stock	06/16/04 – 02/01/06	21,300	500,250	372,750
UbiquiTel, Inc. Warrants: Expire 04/15/10	04/11/00	50	50	1
United Artists Theatre Circuit, Inc Corporate Fixed-Income Bonds & Notes: 9.300% 07/01/15	01/27/03	66,912	61,544	65,574
Ziff Davis Holdings, Inc Preferred Stock	08/15/01 – 09/04/01	25	0	3,750

(c)  Illiquid security.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2006, the value of these securities amounted to 2,766,661, which represents 1.0% of net assets.

See Accompanying Notes to Financial Statements.

13

Columbia Funds

Columbia High Yield Fund, Variable Series

Investment portfolio (continued)  June 30, 2006 (unaudited)

	Acquisition Date	Principal amount/ shares	Acquisition cost	Market value
Colo.Com, Inc. 13.875% 03/15/10	01/12/04	$103,096	$34,309	—
Goodyear Tire & Rubber Co. 7.954% 04/30/10	04/01/05	500,000	500,000	$501,565
LNR Property Corp., Series B, 8.132% 02/03/08	12/22/04	719,037	719,037	718,814
President Casinos, 13.000% 09/15/49	06/21/05	37,000	5,066	20,350
Qwest Communications International, Inc., 7.500%, 11/01/08	06/05/03	205,000	199,707	199,875
Riley Mezzanine Corp., 10.380% 03/02/08	12/31/04	675,692	675,692	681,605
Warner Chilcott Corp:
7.740%, 01/18/12	01/19/05	404,315	405,338	405,544
7.860%, 01/18/11	01/19/05	162,919	163,332	163,415
7.860%, 01/18/12	01/19/05	75,264	75,455	75,493

(e)  Security has no value.

(f)  The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At June 30, 2006, the value of these securities amounted to $7,937,138, which represents 2.8% of net assets.

(g)  Step bond. Shown parenthetically is the next interest rate to be paid.

(h)  Loan participation agreement.

(i)  The issuer is in default of certain debt covenants. Interest is not being accrued.

(j)  Zero coupon bond.

(k)  Non-income producing security.

(l)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(m)  Cost for federal income tax purposes is $294,799,651.

At June 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$471,925	$489,977	07/06/06	$(18,052)
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$75,746	$76,776	07/06/06	$1,030
EUR	90,016	89,572	07/06/06	(444)
				$586

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Total Net Assets
Corporate Fixed-Income Bonds & Notes	90.0%
Short-Term Obligation	7.7
Convertible Bonds	1.8
Preferred Stocks	0.5
Common Stocks	0.4
Warrants	0.0 *
Other Assets & Liabilities, Net	(0.4)
100.0%

*  Rounds to less than 0.1%

Acronym	Name
CAD	Canadian Dollar

EUR	Euro

FHLB	Federal Home Loan Bank

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

14

Columbia High Yield Fund, Variable Series

Statement of assets and liabilities  June 30, 2006 (unaudited)

Assets:
Investments, at cost	$294,495,363
Investments, at value	$287,056,954
Cash	219,742
Unrealized appreciation on foreign forward currency contracts	1,030
Receivable for:
Investments sold	346,596
Fund shares sold	172,381
Interest	4,700,241
Expense reimbursement due from Investment Advisor	59,319
Deferred Trustees' compensation plan	6,783
Other assets	100
Total assets	292,563,146
Liabilities:
Unrealized depreciation on foreign forward currency contracts	18,496
Payable for:
Investments purchased	6,125,382
Fund shares repurchased	228,433
Investment advisory fee	131,995
Administration fee	53,867
Transfer agent fee	422
Merger fee	33,383
Trustees' fees	39,117
Custody fee	5,208
Distribution and service fees	18,318
Chief compliance officer expenses	1,025
Deferred Trustees' fees	6,783
Other liabilities	44,338
Total liabilities	6,706,767
Net assets	$285,856,379
Composition of net assets:
Paid-in capital	$279,315,881
Undistributed net investment income	12,185,995
Accumulated net realized gain	1,810,370
Net unrealized appreciation (depreciation) on:
Investments	(7,438,409)
Foreign currency translations	(17,458)
Net assets	$285,856,379
Class A:
Net assets	$99,718,410
Shares outstanding	9,079,846
Net asset value per share	$10.98
Class B:
Net assets	$186,137,969
Shares outstanding	16,948,574
Net asset value per share	$10.98

See Accompanying Notes to Financial Statements.

15

Columbia High Yield Fund, Variable Series

Statement of operations  For the six months ended June 30, 2006 (unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $1,270)	$16,956
Interest	6,081,294
Total investment income	6,098,250
Expenses:
Investment advisory fee	436,949
Administration fee	182,724
Shareholder servicing and distribution fees:
Class A	79,704
Class B	76,323
Transfer agent fee	33
Pricing and bookkeeping fees	9,700
Trustees' fees	8,120
Custodian fees	9,409
Chief compliance officer expenses (see Note 4)	2,121
Other expenses	40,213
Total expenses	845,296
Fees and expenses waived or reimbursed by investment advisor (see Note 4)	(109,987)
Fees waived by distributor (see Note 4):
Class A	(79,704)
Class B	(58,005)
Custody earning credit (see Note 4)	(4,229)
Net expenses	593,371
Net investment income	5,504,879
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	(463,522)
Foreign currency transactions	1,018
Net realized loss	(462,504)
Net change in unrealized appreciation/(depreciation) of:
Investments	(4,753,350)
Foreign currency translations	(29,390)
Net change in unrealized appreciation (depreciation)	(4,782,740)
Net loss	(5,245,244)
Net increase in net assets from operations	$259,635

See Accompanying Notes to Financial Statements.

16

Columbia High Yield Fund, Variable Series

Statement of changes in net assets

Increase (decrease) in net assets:	(Unaudited) Six months ended June 30, 2006	Year ended December 31, 2005
Operations:
Net investment income	$5,504,879	$6,470,722
Net realized gain (loss) on investments and foreign currency transactions	(462,504)	2,537,865
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,782,740)	(6,988,520)
Net increase from operations	259,635	2,020,067
Distributions declared to shareholders:
From net investment income	—	(154,279)
From net realized gain on investments	—	(272,955)
Net increase (decrease) in net assets	—	(427,234)
Share transactions:
Class A:
Subscriptions	3,312,340	9,919,496
Proceeds received in connection with merger	7,146,572	—
Distributions reinvested	—	427,234
Redemptions	(9,394,207)	(14,000,064)
Net increase (decrease)	1,064,705	(3,653,334)
Class B*:
Subscriptions	10,726,372	—
Proceeds received in connection with merger	178,948,368	—
Redemptions	(1,492,890)	—
Net increase	188,181,850	—
Net Increase (decrease) from share transactions	189,246,555	(3,653,334)
Total Increase (decrease) in net assets	189,506,190	(2,060,501)
Net assets:
Beginning of period	96,350,189	98,410,690
End of period	$285,856,379	$96,350,189
Undistributed net investment income at end of period	$12,185,995	$6,681,116
Changes in shares:
Class A:
Subscriptions	303,348	942,189
Issued in connection with merger	645,718	—
Issued for distributions reinvested	—	40,090
Redemptions	(856,055)	(1,333,372)
Net increase (decrease)	93,011	(351,093)
Class B*:
Subscriptions	916,210	—
Issued in connection with merger	16,167,651	—
Redemptions	(135,287)	—
Net increase	16,948,574	—

*  Columbia High Yield Fund, Variable Series, Class B shares were initially offered on May 1, 2006.

See Accompanying Notes to Financial Statements.

17

Columbia High Yield Fund, Variable Series

Financial highlights

For a single share outstanding throughout the period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized capital gains
Class B
Period ended 06/30/2006 (unaudited)(b)(g)	$11.05	$0.12	$(0.19)	$(0.07)	$—	$—

												Without waivers and/or expense reimbursements
	Total dividends and distributions	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Class B
Period ended 06/30/2006 (unaudited)(b)(g)	$—	$10.98	(0.63	)%(c)(d)	$186,138	0.66	%(e)(f)	6.70	%(f)	17	%(d)	1.08	%(e)(f)

(a)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(c)  Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

(d)  Not Annualized.

(e)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(f)  Annualized.

(g)  Columbia High Yield Fund, Variable Series Class B commenced operations on May 1, 2006.

See Accompanying Notes to Financial Statements.

18

Columbia High Yield Fund, Variable Series

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

19

Columbia High Yield Fund, Variable Series

Notes to financial statements  June 30, 2006 (unaudited)

Note 1.  Organization

Columbia High Yield Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Delaware statutory trust on February 5, 1998 and commenced operations March 27, 1998. Effective May 1, 2006, Columbia High Yield Fund, Variable Series, a series of Liberty Variable Investment Trust, merged into Nations High Yield Bond Portfolio. Nations High Yield Bond Portfolio was then rebranded Columbia High Yield Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Nations Separate Account Trust. The Fund is made available only to variable annuity and variable life separate accounts issued by participating life insurance companies and offers two classes of shares: Class A and Class B shares. Class B shares commenced operations as of May 1, 2006.

Investment Goals: The Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, including futures contracts and securities of certain investment companies, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts: The Fund may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Forward Foreign Currency Contracts: Generally, the Fund may enter into forward foreign currency contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the

20

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Fund from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of assets and liabilities. In addition, the Fund could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Loan Participations and Commitments: The Fund may invest in Loan Participations. When the Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower. The Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at that day's exchange rates by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as realized gains or as a reduction of the cost of the related investment. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses: General expenses of the Trust are allocated to the Fund based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to the Fund or a class of shares are charged directly to the Fund or class.

21

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid annually by the Fund. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status: The Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary Income*	$266,565
Long-Term Capital Gains	160,669
Return of Capital	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$3,499,846
Unrealized depreciation	(11,242,543)
Net unrealized depreciation	$(7,742,697)

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2005	$—

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

22

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets.

Sub-Advisory Fee: MacKay Shields LLC ("MacKay Shields") has been retained by Columbia as sub-advisor to the Fund. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 Million	0.400%
$100 Million to $200 Million	0.375%
Over $200 Million	0.350%

Administration Fee: Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $17.00 per open account. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Underwriting Discounts, Shareholder Servicing and Distribution Fee: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares.

The Trust has adopted a shareholder servicing and distribution plan (the "Servicing and Distribution Plan") with respect to the Class B shares of the Fund, pursuant to Rule 12b-1 under the 1940 Act. Payments under the Servicing and Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net asset value of the Class B shares. The Advisor has contractually agreed to waive the shareholder servicing and distribution fees at the annual rate of 0.19% of the Class B shares' average daily net assets through April 30, 2007.

Prior to April 30, 2006, Class A shares were subject to service and distribution fees at the annual rate of 0.25% of average daily net assets. The Distributor waived 100% of the service and distribution fees for Class A shares.

Fees Paid to Officers and Trustees: All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of assets and liabilities and the expense is included in "Trustees' fees" on the Statement of operations.

23

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Custody Credits: The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expense Limits and Fee Waivers: Columbia and/or the Distributor have contractually agreed to limit total operating expenses (excluding 12b-1 and shareholder servicing fees) to the annual rate of 1.00% of the Fund's average daily net assets through April 30, 2007. There is no guarantee that these limitations will continue after April 30, 2007

Note 5.  Portfolio Information

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government agency obligations and short-term investments, were $26,744,066 and $71,952,443, respectively.

Note 6.  Shares of Beneficial Interest

At June 30, 2006, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. As of June 30, 2006, the Fund had five shareholders that held 89.4% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7.  Line of Credit

The Fund and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street Bank and Trust Company ("State Street"). The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating fund. The Fund had no borrowings outstanding at June 30, 2006.

Note 8.  Commitments and Contingencies

As of June 30, 2006, the Fund had unfunded loan commitments pursuant to the following loan agreements:

Borrower	Unfunded Commitment
LNR Property	$1,715,000
$1,715,000

Note 9.  Disclosure of Significant Risks and Contingencies

High-Yield Securities: The Fund principally invests in high yield securities (sometimes called "junk bonds") which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium — a high interest rate or yield — because of the increased risk of loss. These securities can also be subject to greater price volatility.

Legal Proceedings: On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors" now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

24

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation:  In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, several related putative class actions have been filed against Nations Funds Trust, Columbia Funds Series Trust (as successor to Nations Funds Trust), the Bank of America Corporation and certain of its affiliates, and others in various federal courts relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts at the Bank of America, N.A. in the Funds. These suits allege various claims including state law claims for breach of fiduciary duty, breach of contract, and unjust enrichment and violations of federal securities laws. Two of the suits have been dismissed because the Court did not have subject matter jurisdiction and Nations Funds Trust expects to file a motion to dismiss the remaining suits as well.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance

25

Columbia High Yield Fund, Variable Series

Notes to financial statements (continued)  June 30, 2006 (unaudited)

Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. The Mehta suit was dismissed on June 1, 2006. Subsequently, that dismissal was appealed to the United States Court of Appeals for the Fourth Circuit.

Note 10.  Business Combinations and Mergers

Effective May 1, 2006, Columbia High Yield Fund, Variable Series, a series of Liberty Variable Investment Trust, merged into Nations High Yield Bond Portfolio. Nations High Yield Bond Portfolio was then renamed Columbia High Yield Fund, Variable Series. Nations High Yield Bond Portfolio received a tax-free transfer of assets from Columbia High Yield Fund, Variable Series as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
16,813,369	$186,094,940	$3,234,488
Net Assets of Nations High Yield Bond Portfolio Prior to Combination	Net Assets of Columbia High Yield Fund, Variable Series Immediately Prior to Combination	Net Assets of Nations High Yield Bond Portfolio Immediately After Combination
$97,005,628	$186,094,940	$283,100,568

1  Unrealized depreciation is included in the Net Assets Received.

26

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 28, 2006